UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Randy W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2009

Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2009 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This supplement is not part of the shareholder report.

SUPPLEMENT TO THE SCHWAB EQUITY INDEX FUNDS® PROSPECTUS
DATED FEBRUARY 28, 2009 AND AS AMENDED JULY 1, 2009

THE INFORMATION PROVIDED IN THIS SUPPLEMENT
IS AS OF DECEMBER 4, 2009.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The table at page 25 of the prospectus is deleted in its entirety and replaced with the following:

Fund	Management Fee

Schwab S&P 500 Index Fund	0.06%
Schwab 1000® Index Fund	0.22%
Schwab Small-Cap Index Fund	0.15%
Schwab Total Stock Market Index Fund	0.06%
Schwab International Index Fund	0.15%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

©2009 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG52996-00 (12/09)

Schwab Equity Index Funds

Annual Report
October 31, 2009

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)[2]	9.81%

Benchmark: S&P 500® Index	9.80%
Fund Category: Morningstar Large-Cap Blend	11.75%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)[3]	10.72%

Benchmark: Schwab 1000 Index®	10.89%
Fund Category: Morningstar Large-Cap Blend	11.75%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)[4]	11.98%

Benchmark: Schwab Small-Cap Index®	12.46%
Fund Category: Morningstar Small-Cap Blend	11.42%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)[5]	10.92%

Benchmark: Dow Jones U.S. Total Stock Market IndexSM,1	10.79%
Fund Category: Morningstar Large-Cap Blend	11.75%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[4,6]	22.55%

Benchmark: Schwab International Index®	25.93%
Fund Category: Morningstar Foreign Large-Cap Blend	24.99%

Performance Details	pages 14-15

Minimum Initial Investment[7]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Previously, this index was called Dow Jones Wilshire 5000 Composite Index.

[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

[5]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

[6]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[7]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past year, volatile prices throughout the global financial marketplace and a recessionary economy have been among the numerous challenges affecting investment conditions and investor sentiment. While portfolios may still be below peak values reached in 2007, many have recovered substantially from lows touched as markets dropped in 2008 and early 2009. In particular, prices of many equity and fixed income securities declined precipitously toward the end of 2008 and the beginning of 2009. Since March of 2009, however, improvements in the financial markets and diminished concern over the depth and duration of the economic recession led to a broad-market recovery, with the prices of many equity securities rebounding from earlier lows.

During the reporting period, we made a number of improvements to the Schwab Funds family of mutual funds making it cheaper and easier for our clients to invest in Schwab Funds. On May 5, 2009, we lowered expenses on Schwab Equity Index Funds and consolidated share classes for Schwab equity and bond funds. Each Schwab equity and bond fund now offers one low fund expense to investors regardless of how much they invest, with a low $100 minimum investment. Our goal is to make investing easier and more affordable for our clients and the advisors who serve them.

For information on the investment environment and the performance of individual funds contained in this book, please see the fund managers’ discussion and analysis in the following pages of this report.

If you have any questions about Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

Investment conditions in the global financial market improved markedly in the second half of the reporting period, from the end of March through October, as concern over the economic recession and financial crisis ebbed. The first four months of the period, from November through February, were generally bearish; equity prices were driven down across the board as investors pulled back from the markets amidst poor macroeconomic data and pessimism over the markets’ ability to mount swift recoveries. Since March of 2009, however, both domestic and international markets experienced recovery, which helped to reduce earlier losses and produce positive 12-month returns in many cases. On the fixed income side, yields remained low on government backed securities, but leading broad market municipal and taxable bond indices were positive for the period.

Major economic indicators, such as Gross Domestic Product (GDP) and unemployment, continued to demonstrate that a consistent recovery has yet to materialize across many measures of the economy. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.8% in the third quarter of 2009, after declining 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, and government spending, according to the Bureau of Economic Analysis. The U.S. unemployment rate increased from 6.7% in November of 2008 to 10.2% in October of 2009. Sales of existing homes were a bright spot toward the end of the period, rising 9.4% in September, fueled by tax credits for new home buyers and favorable prices.

The returns of the S&P 500 Index, which is usually seen as a bellwether for financial markets, were positive. For the 12-month reporting period ending October 31, 2009, the S&P 500 Index returned 9.80%. In the index, Information Technology was the strongest performing sector, followed by Consumer Discretionary and Materials. Financials was the weakest sector, followed by Utilities and Industrials. In general, large-cap stocks outperformed small-cap as evidenced by the Russell 1000 Index, which returned 11.20%, compared with the Russell 2000 Index, which returned 6.46%. Looking at the broad market, growth outperformed value; the Russell 3000 Growth Index returned 17.04%, while the Russell 3000 Value Index returned 4.56%. Internationally, the MSCI EAFE Index returned 28.41%, while the MSCI Emerging Markets Index (Net)* returned 64.13%.

On the fixed income side, yields were low throughout the period for U.S. Treasury securities, especially those with the shortest maturities. The Barclays Capital U.S. Short Treasury: 9-12 Months returned 1.75%. The broad taxable bond market fared better, benefiting from price recovery on mortgage-backed securities and other assets that were out of favor with investors during the darkest moments of the financial crisis; the Barclays Capital U.S. Aggregate Bond Index returned 13.79%. Returns were also positive in the tax free bond market—the Barclays Capital General Muni Bond Index returned 13.60%. The Federal Open Market Committee reaffirmed on November 4, 2009 that it would continue to hold interest rates at a target range of 0 to 0.25%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

9.80%	S&P 500® Index: measures U.S. large-cap stocks

6.46%	Russell 2000® Index: measures U.S. small-cap stocks

28.41%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

13.79%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.21%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

*The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

4 Schwab Equity Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, Inc., is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund returned 9.81% during the period, compared to the benchmark S&P 500 Index, which returned 9.80%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector specific level, Information Technology was the strongest performer, followed by Consumer Discretionary and Materials. Financials was the only sector to decline in value during the period. Though positive, overall sector returns for Utilities and Industrials were relatively weak. When looking at industry specific returns, Automobiles & Components was the strongest performer, followed by Technology Hardware & Equipment and Retailing. Poorly performing industry groups included Banks, Real Estate, and Transportation. Better performing securities in the fund included Apple, Inc., Microsoft Corp., and Google, Inc. Securities detracting from performance included Citigroup, Inc., General Electric, Co., and Bank of America.

As of 10/31/09:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market

Cap ($ x 1,000,000)	$77,884

Price/Earnings Ratio (P/E)	110.5

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[3]	3%

 Sector Weightings % of Investments

Information Technology	18.9%

Financials	14.4%

Health Care	12.5%

Energy	12.3%

Consumer Staples	11.8%

Industrials	10.0%

Consumer Discretionary	9.1%

Utilities	3.6%

Materials	3.4%

Telecommunication Services	3.0%

Other	1.0%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.7%

Microsoft Corp.	2.3%

The Procter & Gamble Co.	1.8%

Apple, Inc.	1.8%

Johnson & Johnson	1.8%

JPMorgan Chase & Co.	1.8%
International Business Machines

Corp.	1.7%

Chevron Corp.	1.6%

General Electric Co.	1.6%

AT&T, Inc.	1.6%

Total	19.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

[3]	Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund (see financial note 11).

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 1999 – October 31, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	9.81%	0.34%	-1.01%
Benchmark: S&P 500® Index	9.80%	0.33%	-0.95%
Fund Category: Morningstar Large-Cap Blend	11.75%	0.45%	-0.10%

Fund Expense Ratios3: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,4

	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	9.32%	-0.02%	-1.43%
Post-Liquidation (shares were sold)	6.89%	0.25%	-1.02%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.31%	-0.65%	-1.05%
Post-Liquidation (shares were sold)	6.77%	-0.01%	-0.41%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund returned 10.72% during the period, compared to the benchmark Schwab 1000 Index, which returned 10.89%. Unlike the fund, the index does not include operational and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector specific level, Information Technology was the strongest performer, followed by Consumer Discretionary and Materials. Financials was the only sector to decline in value during the period. Though positive, overall sector returns for Utilities and Industrials were relatively weak. When looking at industry specific returns, Automobiles & Components was the strongest performer, followed by Technology Hardware & Equipment and Retailing. Poorly performing industry groups included Banks, Transportation and Diversified Financials. Better performing securities in the fund included Apple, Inc., Microsoft Corp., and Google, Inc. Securities detracting from performance included Citigroup, Inc., General Electric, Co., and Bank of America.

As of 10/31/09:
 Style Assessment1

 Statistics

Number of Holdings	989
Weighted Average Market

Cap ($ x 1,000,000)	$69,774

Price/Earnings Ratio (P/E)	71.4

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate	4%

 Sector Weightings % of Investments

Information Technology	18.5%

Financials	15.2%

Energy	12.4%

Health Care	12.3%

Consumer Staples	10.8%

Industrials	10.5%

Consumer Discretionary	9.4%

Utilities	3.9%

Materials	3.7%

Telecommunication Services	2.9%

Other	0.4%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.3%

Microsoft Corp.	2.0%

Apple, Inc.	1.6%

The Procter & Gamble Co.	1.6%

Johnson & Johnson	1.6%

JPMorgan Chase & Co.	1.6%
International Business Machines

Corp.	1.5%

Chevron Corp.	1.5%

AT&T, Inc.	1.5%

General Electric Co.	1.4%

Total	17.6%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 1999 – October 31, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	10.72%	0.59%	-0.56%
Benchmark: Schwab 1000 Index®	10.89%	0.82%	-0.30%
Fund Category: Morningstar Large-Cap Blend	11.75%	0.45%	-0.10%

Fund Expense Ratios3: Net 0.29%; Gross 0.34%

 Average Annual Total Returns After Tax1,2,4

	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	10.32%	0.30%	-0.88%
Post-Liquidation (shares were sold)	7.37%	0.47%	-0.60%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.31%	-0.65%	-1.05%
Post-Liquidation (shares were sold)	6.77%	-0.01%	-0.41%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund returned 11.98% during the period, compared to the benchmark Schwab Small-Cap Index, which returned 12.46%. Unlike the fund, the index does not include operational and transactional costs. The Schwab Small-Cap Index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector specific level, Materials was the strongest performer, followed by Consumer Discretionary and Information Technology. Sectors that declined in value during the period included Financials, Telecommunication Services and Utilities. When looking at industry specific returns, Retailing was the strongest performer, followed by Materials, and Software & Services. Poorly performing industry groups included Banks, Transportation, and Food & Staples Retailing. Better performing securities in the fund included Dendreon, Corp., Oshkosh Truck Corp., and Ashland, Inc. Securities detracting from performance included Energy Conversion Devices, Inc., Privatebancorp, Inc., and Susquehanna Bancshares, Inc.

As of 10/31/09:
 Style Assessment1

 Statistics

Number of Holdings	982
Weighted Average Market

Cap ($ x 1,000,000)	$1,057

Price/Earnings Ratio (P/E)	-7.2

Price/Book Ratio (P/B)	2.3

Portfolio Turnover Rate	26%

 Sector Weightings % of Investments

Financials	19.7%

Information Technology	17.6%

Consumer Discretionary	15.3%

Industrials	15.2%

Health Care	11.6%

Energy	7.7%

Materials	4.7%

Consumer Staples	3.6%

Utilities	2.9%

Telecommunication Services	1.0%

Other	0.7%

Total	100.0%

 Top Holdings % of Net Assets2

Dendreon Corp.	0.4%

Oshkosh Corp.	0.4%

Ashland, Inc.	0.4%

Bally Technologies, Inc.	0.3%

Tenet Healthcare Corp.	0.3%

Jarden Corp.	0.3%

J. Crew Group, Inc.	0.3%

Phillips-Van Heusen Corp.	0.3%
Liberty Media Corp. - Capital,

Class A	0.3%

WMS Industries, Inc.	0.3%

Total	3.3%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 1999 – October 31, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	11.98%	1.66%	4.19%
Benchmark: Schwab Small-Cap Index®	12.46%	1.79%	4.27%
Fund Category: Morningstar Small-Cap Blend	11.42%	0.44%	6.18%

Fund Expense Ratios3: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,4

	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	11.24%	0.35%	2.95%
Post-Liquidation (shares were sold)	7.84%	1.33%	3.26%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	9.41%	-1.21%	4.66%
Post-Liquidation (shares were sold)	6.88%	0.10%	5.03%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund returned 10.92% during the period, compared to the benchmark Dow Jones U.S. Total Stock Market Index, which returned 10.79%. Unlike the fund, the index does not include operational and transactional costs. The Dow Jones U.S. Total Stock Market Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. When looking at returns in the fund on a sector specific level, Information Technology was the strongest performer, followed by Consumer Discretionary and Materials. Financials was the only sector to decline in value during the period. Though positive, overall sector returns for Utilities and Industrials were relatively weak. When looking at industry specific returns, Automobiles & Components was the strongest performer, followed by Retailing and Technology Hardware & Equipment. Poorly performing industry groups included Banks, Transportation and Diversified Financials. Better performing securities in the fund included Apple, Inc., Microsoft Corp., and Google, Inc. Securities detracting from performance included Citigroup, Inc., General Electric Co., and Bank of America.

As of 10/31/09:
 Style Assessment1

 Statistics

Number of Holdings	2,308
Weighted Average Market

Cap ($ x 1,000,000)	$65,384

Price/Earnings Ratio (P/E)	185.7

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Information Technology	18.5%

Financials	16.2%

Health Care	12.3%

Energy	11.7%

Consumer Staples	10.4%

Consumer Discretionary	10.4%

Industrials	10.2%

Materials	3.8%

Utilities	3.7%

Telecommunication Services	2.8%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.1%

Microsoft Corp.	2.0%

The Procter & Gamble Co.	1.5%

Apple, Inc.	1.5%

Johnson & Johnson	1.4%

JPMorgan Chase & Co.	1.4%
International Business Machines

Corp.	1.4%

Chevron Corp.	1.4%

General Electric Co.	1.3%

AT&T, Inc.	1.3%

Total	16.3%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 1999 – October 31, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	10.92%	0.98%	0.06%
Benchmark: Dow Jones U.S. Total Stock Market IndexSM	10.79%	0.94%	-0.01%
Fund Category: Morningstar Large-Cap Blend	11.75%	0.45%	-0.10%

Fund Expense Ratios3: Net 0.09%; Gross 0.12%

 Average Annual Total Returns After Tax1,2,4

	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	10.53%	0.64%	-0.29%
Post-Liquidation (shares were sold)	7.49%	0.75%	-0.11%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.31%	-0.65%	-1.05%
Post-Liquidation (shares were sold)	6.77%	-0.01%	-0.41%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund returned 22.55% during the period, compared to the benchmark Schwab International Index, which returned 25.93%. Unlike the fund, the index does not include operational and transactional costs. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. On a total return basis, international equity securities were strong performers during the period, as equity prices generally rallied after March of 2009. Relative to the benchmark, an overweight to the United Kingdom held back performance, as the U.K. underperformed many other countries. From a sector specific standpoint, stock selection in Consumer Staples, Financials, and Information Technology were the most significant contributors to underperformance. Better performing securities in the fund included Banco Santander S.A., BHP Billiton Ltd., and Telefonica S.A. Poorly performing securities included Volkswagen AG, Nokia Oyj, and Royal Bank of Scotland.

As of 10/31/09:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	20.5%

Japan	14.6%

France	11.2%

Canada	8.5%

Switzerland	8.3%

Germany	8.3%

Australia	7.2%

Spain	5.0%

Italy	3.9%

Netherlands	2.6%

Other Countries	9.9%

Total	100.0%

 Statistics

Number of Holdings	355
Weighted Average Market

Cap ($ x 1,000,000)	$60,632

Price/Earnings Ratio (P/E)	22.9

Price/Book Ratio (P/B)	1.5

Portfolio Turnover Rate	21%

 Sector Weightings % of Investments

Financials	28.5%

Energy	11.7%

Consumer Staples	10.0%

Materials	8.6%

Health Care	8.6%

Industrials	8.0%

Consumer Discretionary	7.3%

Telecommunication Services	6.4%

Utilities	5.9%

Information Technology	4.2%

Other	0.8%

Total	100.0%

 Top Holdings % of Net Assets2

HSBC Holdings plc	2.3%

BP plc	2.1%

Nestle S.A. - Reg’d	2.0%

Total S.A.	1.7%

Novartis AG - Reg’d	1.6%

Banco Santander S.A.	1.5%

Vodafone Group plc	1.4%

Telefonica S.A.	1.4%

Roche Holding AG	1.3%

BHP Billiton Ltd.	1.3%

Total	16.6%

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 1999 – October 31, 2009
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	22.55%	4.83%	1.25%
Benchmark: Schwab International Index®	25.93%	5.34%	1.72%
Fund Category: Morningstar Foreign Large-Cap Blend	24.99%	4.59%	1.86%

Fund Expense Ratios3: Net 0.19%; Gross 0.23%

 Average Annual Total Returns After Tax1,2,4

	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	22.13%	4.34%	0.71%
Post-Liquidation (shares were sold)	15.89%	4.07%	0.84%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	21.54%	3.08%	0.71%
Post-Liquidation (shares were sold)	15.15%	3.39%	1.15%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2009 and held through October 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/09	at 10/31/09	5/1/09–10/31/09

Schwab S&P 500 Index Fund*
Actual Return	0.09%	$1,000	$1,198.80	$0.50
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab 1000 Index® Fund*
Actual Return	0.29%	$1,000	$1,197.80	$1.61
Hypothetical 5% Return	0.29%	$1,000	$1,023.74	$1.48

Schwab Small-Cap Index Fund®*
Actual Return	0.20%	$1,000	$1,194.00	$1.11
Hypothetical 5% Return	0.20%	$1,000	$1,024.20	$1.02

Schwab Total Stock Market Index Fund®*
Actual Return	0.10%	$1,000	$1,194.30	$0.55
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51

Schwab International Index Fund®*
Actual Return	0.20%	$1,000	$1,301.80	$1.16
Hypothetical 5% Return	0.20%	$1,000	$1,024.20	$1.02

*	Effective May 5, 2009, the net operating expense limitation was reduced. See financial note 4 for more information.

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.28		24.28	21.56	18.88	17.68

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44	0.41	0.37	0.36
Net realized and unrealized gains (losses)	1.22		(9.02)	2.68	2.65	1.16

Total from investment operations	1.42		(8.58)	3.09	3.02	1.52
Less distributions:
Distributions from net investment income	(0.42)		(0.42)	(0.37)	(0.34)	(0.32)

Net asset value at end of period	16.28		15.28	24.28	21.56	18.88

Total return (%)	9.81		(35.92)	14.50	16.18	8.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[2]	0.19	0.19	0.19	0.19
Gross operating expenses	0.16		0.21	0.20	0.21	0.25
Net investment income (loss)	2.09		2.06	1.78	1.74	1.92
Portfolio turnover rate	3	[3]	3	2	3	4
Net assets, end of period ($ x 1,000,000)	8,718		2,598	4,345	4,038	3,938

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate. Please see financial note 4 for more information.
3 Portfolio turnover excludes the impact of purchase of investments resulting from a merger with another fund (see financial note 11).

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2009

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Common Stock	8,375,082	8,609,029
1.0%	Short-Term Investments	91,098	91,098

99.8%	Total Investments	8,466,180	8,700,127
0.1%	Collateral Invested for Securities on Loan	9,401	9,401
0.1%	Other Assets and Liabilities, Net		8,058

100.0%	Net Assets		8,717,586

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	41,986

Banks 2.9%
U.S. Bancorp	1,774,328	0.5	41,200
Wells Fargo & Co.	4,353,209	1.4	119,800
Other Securities		1.0	93,702

		2.9	254,702

Capital Goods 7.3%
3M Co.	658,619	0.6	48,455
General Electric Co.	10,002,952	1.6	142,642
United Technologies Corp.	895,535	0.6	55,031
Other Securities		4.5	392,336

		7.3	638,464

Commercial & Professional Supplies 0.6%
Other Securities		0.6	55,817

Consumer Durables & Apparel 1.0%
Other Securities		1.0	86,863

Consumer Services 1.6%
McDonald’s Corp.	1,039,838	0.7	60,945
Other Securities		0.9	82,279

		1.6	143,224

Diversified Financials 7.8%
American Express Co.	1,110,241	0.4	38,681
Bank of America Corp.	8,065,511	1.4	117,595
Citigroup, Inc.	12,183,644	0.6	49,831
JPMorgan Chase & Co.	3,674,431	1.8	153,481
Morgan Stanley	1,306,754	0.5	41,973
The Charles Schwab Corp. (b)	891,781	0.2	15,463
The Goldman Sachs Group, Inc.	483,669	0.9	82,306
Other Securities		2.0	183,756

		7.8	683,086

Energy 12.2%
Chevron Corp.	1,871,934	1.6	143,278
ConocoPhillips	1,388,390	0.8	69,669
Exxon Mobil Corp.	4,549,998	3.7	326,098
Occidental Petroleum Corp.	759,350	0.7	57,620
Schlumberger Ltd.	1,118,439	0.8	69,567
Other Securities		4.6	399,928

		12.2	1,066,160

Food & Staples Retailing 2.9%
CVS Caremark Corp.	1,350,651	0.5	47,678
Wal-Mart Stores, Inc.	2,059,002	1.2	102,291
Other Securities		1.2	104,462

		2.9	254,431

Food, Beverage & Tobacco 6.0%
Kraft Foods, Inc., Class A	1,362,654	0.4	37,500
PepsiCo, Inc.	1,447,939	1.0	87,673
Philip Morris International, Inc.	1,867,646	1.0	88,452
The Coca-Cola Co.	2,188,728	1.3	116,681
Other Securities		2.3	195,250

		6.0	525,556

Health Care Equipment & Services 4.0%
Medtronic, Inc.	1,031,139	0.4	36,812
Other Securities		3.6	307,733

		4.0	344,545

Household & Personal Products 2.8%
Colgate-Palmolive Co.	464,097	0.4	36,492

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)
The Procter & Gamble Co.	2,773,990	1.8	160,891
Other Securities		0.6	47,733

		2.8	245,116

Insurance 2.6%
Other Securities		2.6	223,691

Materials 3.4%
Other Securities		3.4	291,509

Media 2.6%
Comcast Corp., Class A	2,670,464	0.4	38,722
The Walt Disney Co.	1,741,483	0.6	47,664
Other Securities		1.6	137,868

		2.6	224,254

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Abbott Laboratories	1,459,286	0.9	73,796
Amgen, Inc. *	973,659	0.6	52,315
Bristol-Myers Squibb Co.	1,879,964	0.5	40,983
Gilead Sciences, Inc. *	858,875	0.4	36,545
Johnson & Johnson	2,613,325	1.8	154,317
Merck & Co., Inc. *	2,017,243	0.7	62,393
Pfizer, Inc.	7,632,933	1.5	129,989
Schering-Plough Corp.	1,544,601	0.5	43,558
Other Securities		1.7	152,407

		8.6	746,303

Real Estate 1.1%
Other Securities		1.1	94,466

Retailing 3.4%
The Home Depot, Inc.	1,591,050	0.5	39,919
Other Securities		2.9	255,370

		3.4	295,289

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,301,505	1.2	101,312
Other Securities		1.3	113,919

		2.5	215,231

Software & Services 7.3%
Google, Inc., Class A *	224,058	1.4	120,122
Microsoft Corp.	7,291,231	2.3	202,186
Oracle Corp.	3,629,986	0.9	76,593
Other Securities		2.7	237,692

		7.3	636,593

Technology Hardware & Equipment 9.1%
Apple, Inc. *	842,540	1.8	158,819
Cisco Systems, Inc. *	5,483,828	1.4	125,306
Hewlett-Packard Co.	2,260,008	1.2	107,260
International Business Machines Corp.	1,247,990	1.7	150,520
QUALCOMM, Inc.	1,563,665	0.8	64,751
Other Securities		2.2	184,677

		9.1	791,333

Telecommunication Services 3.0%
AT&T, Inc.	5,502,536	1.6	141,250
Verizon Communications, Inc.	2,648,178	0.9	78,360
Other Securities		0.5	43,489

		3.0	263,099

Transportation 2.0%
United Parcel Service, Inc., Class B	932,518	0.6	50,058
Other Securities		1.4	123,095

		2.0	173,153

Utilities 3.6%
Other Securities		3.6	314,158

Total Common Stock (Cost $8,375,082)			8,609,029

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.0% of net assets

Commercial Paper & Other Obligation 0.9%
Wells Fargo, San Francisco Time Deposit
0.03%, 11/02/2009	77,146	0.9	77,146

U.S. Treasury Obligations 0.1%
Other Securities		0.1	13,952

Total Short-Term Investments (Cost $91,098)			91,098

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	9,400,870	0.1	9,401

Total Collateral Invested for Securities on Loan (Cost $9,401)			9,401

End of Collateral Invested for Securities on Loan

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

(All dollar amounts are x 1,000)

At 10/31/09 the tax basis cost of the fund’s investments was $8,517,517 and the unrealized appreciation and depreciation were $1,848,843 and ($1,666,233), respectively, with a net unrealized appreciation of $182,610.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.

REIT	— Real Estate Investment Trust. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 10/31/09.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 12/18/09	1,800	92,970	(27)

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $8,683 (cost $8,466,180)		$8,700,127
Collateral invested for securities on loan		9,401
Receivables:
Investments sold		4,297
Fund shares sold		12,184
Dividends		10,700
Income from securities on loan		71
Prepaid expenses	+	107

Total assets		8,736,887

Liabilities
Collateral held for securities on loan		9,401
Payables:
Investments bought		1,744
Investment advisers and administrator fees		13
Shareholder services fees to affiliate		14
Fund shares redeemed		5,338
Due to brokers for futures		2,574
Trustee fees		2
Accrued expenses	+	215

Total liabilities		19,301

Net Assets
Total assets		8,736,887
Total liabilities	−	19,301

Net assets		$8,717,586
Net Assets by Source
Capital received from investors		9,419,169
Net investment income not yet distributed		95,246
Net realized capital losses		(1,030,749)
Net unrealized capital gains		233,920

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$8,717,586		535,488		$16.28

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2008 through October 31, 2009. All numbers are x 1,000.

Investment Income
Dividends (including $141 from affiliated issuer and net of foreign withholding tax of $6)		$127,699
Interest		34
Securities on loan	+	1,086

Total investment income		128,819

Net Realized Gains and Losses
Net realized losses on investments		(26,361)
Net realized gains on affiliated issuer		126
Net realized gains on futures contracts	+	11,848

Net realized losses		(14,387)

Net Unrealized Gains and Losses
Net unrealized gains on investments		391,869
Net unrealized losses on affiliated issuer		(725)
Net unrealized losses on futures contracts	+	(3,372)

Net unrealized gains		387,772

Expenses
Investment Advisor and administrator fees		4,309
Transfer agent and shareholder service fees:
Investor Shares [1]		3,684
Select Shares		1,891
e.Shares [1]		99
Shareholder reports		322
Registration fees		226
Portfolio accounting fees		139
Custodian fees		115
Professional fees		70
Trustees’ fees		53
Interest expense		20
Other expenses	+	154

Total expenses		11,082
Expense reduction by adviser and Schwab	−	2,115

Net expenses		8,967

Increase (Decrease) in Net Assets from Operations
Total investment income		128,819
Net expenses	−	8,967

Net investment income		119,852
Net realized losses		(14,387)
Net unrealized gains	+	387,772

Increase in net assets from operations		$493,237

[1]	Effective September 9, 2009, all outstanding Investor Shares and e.Shares combined with Select Shares, resulting in a single class of shares of the fund.

22 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/01/08-10/31/09	11/01/07-10/31/08
Net investment income		$119,852	141,674
Net realized losses		(14,387)	(48,887)
Net unrealized gains (losses)	+	387,772	(3,050,324)

Increase (Decrease) in net assets from operations		493,237	(2,957,537)

Distributions to Sharesholders [1,2]
Distributions from net investment income
Investor Shares		61,219	61,410
Select Shares		70,329	74,254
e.Shares	+	4,259	4,519

Total distributions from net investment income		$135,807	$140,183

Transactions in Fund Shares [1,2]

		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		28,533	$391,744	20,489	$401,669
Select Shares		225,656	3,587,908	23,870	470,078
e.Shares	+	3,772	52,364	4,609	79,000

Total shares sold		257,961	$4,032,016	48,968	$950,747
Issued in connection with merger
Select Shares		185,530	$3,008,644	-	-

Shares Reinvested
Investor Shares		4,242	$58,541	2,585	$58,820
Select Shares		4,509	62,414	2,885	65,826
e.Shares	+	273	3,759	181	4,127

Total shares reinvested		9,024	$124,714	5,651	$128,773

Shares Redeemed
Investor Shares		(188,489)	($2,992,021)	(30,693)	($612,594)
Select Shares		(50,255)	(720,389)	(35,683)	(704,340)
e.Shares	+	(16,280)	(246,410)	(3,896)	(78,278)

Total shares redeemed		(255,024)	($3,958,820)	(70,272)	($1,395,212)

Net transactions in fund shares		197,491	$3,206,554	(15,653)	($315,692)

Shares Outstanding and Net Assets
		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		337,997	$5,153,602	353,650	$8,567,014
Total increase or decrease	+	197,491	3,563,984	(15,653)	(3,413,412)

End of period		535,488	$8,717,586	337,997	$5,153,602

Net investment income not yet distributed			$95,246		$110,051

[1]	Effective September 9, 2009, all outstanding Investor Shares (166,917 shares valued at $2,696,695) and e.Shares (10,428 shares valued $168,447) combined with Select Shares, resulting in a single class of shares of the fund.

[2]	Effective September 9, 2009, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund (See financial note 11).

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	28.69		45.81	40.40	35.31	32.54

Income (loss) from investment operations:
Net investment income (loss)	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]	0.55
Net realized and unrealized gains (losses)	2.41		(17.13)	5.33	5.05	2.70

Total from investment operations	2.95		(16.47)	5.93	5.55	3.25
Less distributions:
Distributions from net investment income	(0.64)		(0.62)	(0.52)	(0.46)	(0.48)
Distributions from net realized gains	—		(0.03)	—	—	—

Total distributions	(0.64)		(0.65)	(0.52)	(0.46)	(0.48)

Net asset value at end of period	31.00		28.69	45.81	40.40	35.31

Total return (%)	10.72		(36.43)	14.81	15.84	10.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38	[3]	0.49	0.48	0.49	0.50
Gross operating expenses	0.44		0.49	0.48	0.49	0.50
Net investment income (loss)	1.96		1.68	1.39	1.34	1.49
Portfolio turnover rate	4		4	6	5	6
Net assets, end of period ($ x 1,000,000)	4,279		2,260	3,974	3,918	4,166

1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate. Please see financial note 4 for more information.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2009

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Common Stock	2,417,667	4,257,168
0.4%	Other Investment Company	14,863	14,863
—%	Short-Term Investments	2,100	2,100

99.9%	Total Investments	2,434,630	4,274,131
0.1%	Collateral Invested for Securities on Loan	3,064	3,064
0.0%	Other Assets and Liabilities, Net		1,891

100.0%	Net Assets		4,279,086

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	21,505

Banks 2.8%
U.S. Bancorp	746,805	0.4	17,341
Wells Fargo & Co.	1,901,396	1.2	52,326
Other Securities		1.2	49,794

		2.8	119,461

Capital Goods 7.7%
3M Co.	285,734	0.5	21,021
General Electric Co.	4,321,322	1.4	61,622
United Technologies Corp.	382,563	0.6	23,509
Other Securities		5.2	224,428

		7.7	330,580

Commercial & Professional Supplies 0.8%
Other Securities		0.8	34,829

Consumer Durables & Apparel 1.0%
Other Securities		1.0	43,329

Consumer Services 1.8%
McDonald’s Corp.	454,736	0.6	26,652
Other Securities		1.2	48,102

		1.8	74,754

Diversified Financials 7.3%
American Express Co.	503,577	0.4	17,545
Bank of America Corp.	3,491,741	1.2	50,910
Citigroup, Inc.	4,961,662	0.5	20,293
JPMorgan Chase & Co.	1,592,978	1.6	66,539
Morgan Stanley	512,048	0.4	16,447
The Charles Schwab Corp. (a)	403,065	0.2	6,989
The Goldman Sachs Group, Inc.	212,932	0.9	36,235
Other Securities		2.1	95,066

		7.3	310,024

Energy 12.4%
Chevron Corp.	837,177	1.5	64,078
ConocoPhillips	621,166	0.7	31,170
Exxon Mobil Corp.	1,975,022	3.3	141,550
Occidental Petroleum Corp.	343,316	0.6	26,051
Schlumberger Ltd.	500,306	0.7	31,119
Other Securities		5.6	235,795

		12.4	529,763

Food & Staples Retailing 2.6%
CVS Caremark Corp.	589,311	0.5	20,803
Wal-Mart Stores, Inc.	891,127	1.0	44,271
Other Securities		1.1	46,016

		2.6	111,090

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	876,965	0.4	15,882
Kraft Foods, Inc., Class A	612,564	0.4	16,858
PepsiCo, Inc.	642,087	0.9	38,878
Philip Morris International, Inc.	807,765	0.9	38,256
The Coca-Cola Co.	882,854	1.1	47,065
Other Securities		1.8	78,933

		5.5	235,872

Health Care Equipment & Services 4.3%
Medtronic, Inc.	460,368	0.4	16,435
Other Securities		3.9	166,218

		4.3	182,653

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Household & Personal Products 2.6%
The Procter & Gamble Co.	1,192,919	1.6	69,189
Other Securities		1.0	43,348

		2.6	112,537

Insurance 3.6%
Berkshire Hathaway, Inc., Class A *	273	0.6	27,027
Other Securities		3.0	126,268

		3.6	153,295

Materials 3.7%
Other Securities		3.7	157,275

Media 2.7%
Comcast Corp., Class A	1,186,703	0.4	17,207
The Walt Disney Co.	767,152	0.5	20,997
Other Securities		1.8	78,722

		2.7	116,926

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	628,446	0.8	31,781
Amgen, Inc. *	414,360	0.5	22,264
Bristol-Myers Squibb Co.	815,939	0.4	17,787
Gilead Sciences, Inc. *	374,712	0.4	15,944
Johnson & Johnson	1,131,067	1.6	66,790
Merck & Co., Inc. *	857,385	0.6	26,519
Pfizer, Inc.	3,273,411	1.3	55,746
Schering-Plough Corp.	670,216	0.5	18,900
Other Securities		1.9	86,383

		8.0	342,114

Real Estate 1.6%
Other Securities		1.6	68,645

Retailing 3.4%
The Home Depot, Inc.	686,915	0.4	17,235
Other Securities		3.0	129,978

		3.4	147,213

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	2,276,280	1.0	43,500
Other Securities		1.4	60,467

		2.4	103,967

Software & Services 7.6%
Google, Inc., Class A *	99,121	1.3	53,141
Microsoft Corp.	3,147,138	2.1	87,270
Oracle Corp.	1,568,410	0.8	33,093
Other Securities		3.4	152,171

		7.6	325,675

Technology Hardware & Equipment 8.4%
Apple, Inc. *	368,714	1.6	69,503
Cisco Systems, Inc. *	2,372,615	1.3	54,214
Hewlett-Packard Co.	985,668	1.1	46,780
International Business Machines Corp.	539,240	1.5	65,038
QUALCOMM, Inc.	679,978	0.7	28,158
Other Securities		2.2	96,859

		8.4	360,552

Telecommunication Services 2.9%
AT&T, Inc.	2,419,877	1.5	62,118
Verizon Communications, Inc.	1,178,437	0.8	34,870
Other Securities		0.6	27,186

		2.9	124,174

Transportation 2.0%
United Parcel Service, Inc., Class B	412,375	0.5	22,136
Other Securities		1.5	62,115

		2.0	84,251

Utilities 3.9%
Other Securities		3.9	166,684

Total Common Stock (Cost $2,417,667)			4,257,168

Other Investment Company 0.4% of net assets

Money Funds 0.4%
Other Securities		0.4	14,863

Total Other Investment Company (Cost $14,863)			14,863

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	2,100

Total Short-Term Investment (Cost $2,100)			2,100

End of Investments.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Security Lending Prime Portfolio	3,064,186	0.1	3,064

Total Collateral Invested for Securities on Loan (Cost $3,064)			3,064

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 10/31/09 the tax basis cost of the fund’s investments was $2,408,807 and the unrealized appreciation and depreciation were $2,107,015 and ($241,691), respectively, with a net unrealized appreciation of $1,865,324.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

REIT	— Real Estate Investment Trust. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 10/31/09.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 12/18/09	300	15,495	(613)

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $2,974 (cost $2,434,630)		$4,274,131
Collateral invested for securities on loan		3,064
Receivables:
Dividends		5,337
Fund shares sold		1,594
Foreign tax reclaims		54
Income from securities on loan		24
Interest		2
Prepaid expenses	+	69

Total assets		4,284,275

Liabilities
Collateral invested for securities on loan		$3,064
Payables:
Investment adviser and administrator fees		95
Shareholder services fees to affiliate		31
Fund shares redeemed		1,400
Due to brokers for futures		429
Trustees’ fees		2
Accrued expenses	+	168

Total liabilities		5,189

Net Assets
Total assets		4,284,275
Total liabilities	−	5,189

Net assets		4,279,086
Net Assets by Source
Capital received from investors		2,357,374
Net investment income not yet distributed		63,268
Net realized capital gains		19,556
Net unrealized capital gains		1,838,888

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$4,279,086		138,039		$31.00

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2008 through October 31, 2009. All numbers are x 1,000.

Investment Income
Dividends (including $100 from affiliated issuer and net of foreign withholding tax of $23)		$94,941
Interest		28
Securities on loan	+	2,255

Total investment income		97,224

Net Realized Gains and Losses
Net realized losses on investments		(2,012)
Net realized gains on affiliated issuer		130
Net realized gains on futures contracts	+	1,271

Net realized losses		(611)

Net Unrealized Gains and Losses
Net unrealized gains on investments		301,068
Net unrealized loss on affiliated issuer		(1,000)
Net unrealized losses on futures contracts	+	(1,000)

Net unrealized gains		299,068

Expenses
Investment adviser and administrator fees		8,942
Transfer agent and shareholder services fees:
Investor Shares		4,292
Select Shares[1]		1,596
Shareholder reports		274
Registration fees		119
Portfolio accounting fees		116
Professional fees		75
Custodian fees		69
Trustees’ fees		61
Interest expense		13
Other expenses	+	72

Total expenses		15,629
Expense reduction by adviser and Schwab	−	1,661

Net expenses		13,968

Increase (Decrease) in Net Assets from Operations
Total investment income		97,224
Net expenses	−	13,968

Net investment income		83,256
Net realized losses		(611)
Net unrealized gains	+	299,068

Increase in net assets from operations		$381,713

[1]	Effective September 18, 2009, all outstanding Select Shares combined with Investor Shares, resulting in a single class of shares of the fund.

See financial notes 29

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/01/08-10/31/09	11/01/07-10/31/08
Net investment income		$83,256	$106,353
Net realized gains (losses)		(611)	16,203
Net unrealized gains (losses)	+	299,068	(2,658,720)

Increase (Decrease) in net assets from operations		381,713	(2,536,164)

Distributions to Shareholders[1]
Distributions from net investment income
Investor Shares		50,004	52,859
Select Shares	+	49,147	49,349

Total distributions from net investment income		99,151	102,208

Distributions from net realized gains
Investor Shares		—	2,740
Select Shares	+	—	2,293

Total distributions from net realized gains		—	5,033
Total distributions		$99,151	$107,241

Transactions in Fund Shares[1]

		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		70,861	$2,233,681	5,772	$217,822
Select Shares	+	9,719	249,303	10,059	373,493

Total shares sold		80,580	$2,482,984	15,831	$591,315

Shares Reinvested
Investor Shares		1,767	$45,998	1,186	$51,269
Select Shares	+	1,524	39,629	974	42,080

Total shares reinvested		3,291	$85,627	2,160	$93,349

Shares Redeemed
Investor Shares		(13,339)	($357,690)	(14,962)	($569,361)
Select Shares	+	(81,651)	(2,495,383)	(12,842)	(476,106)

Total shares redeemed		(94,990)	($2,853,073)	(27,804)	($1,045,467)

Net transactions in fund shares		(11,119)	($284,462)	(9,813)	($360,803)

Shares Outstanding and Net Assets
		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		149,158	$4,280,986	158,971	$7,285,194
Total decrease	+	(11,119)	(1,900)	(9,813)	(3,004,208)

End of period		138,039	$4,279,086	149,158	$4,280,986

Net investment income not yet distributed			$63,268		$79,946

[1]	Effective September 18, 2009, all outstanding Select Shares (64,219 shares valued at $2,052,042) combined with Investor Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.85		25.35	25.97	22.36	19.96

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]	0.17
Net realized and unrealized gains (losses)	1.40		(7.89)	2.36	3.67	2.39

Total from investment operations	1.58		(7.56)	2.71	3.94	2.56
Less distributions:
Distributions from net investment income	(0.29)		(0.32)	(0.28)	(0.18)	(0.16)
Distributions from net realized gains	—		(3.62)	(3.05)	(0.15)	—

Total distributions	(0.29)		(3.94)	(3.33)	(0.33)	(0.16)

Net asset value at end of period	15.14		13.85	25.35	25.97	22.36

Total return (%)	11.98		(34.48)	11.35	17.78	12.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	[3]	0.42	0.42	0.42	0.41
Gross operating expenses	0.33		0.42	0.42	0.42	0.43
Net investment income (loss)	1.41		1.78	1.43	1.10	0.74
Portfolio turnover rate	26		64	31	29	40
Net assets, end of period ($ x 1,000,000)	1,142		628	969	889	795

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate. Please see financial note 4 for more information.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2009

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Common Stock	1,189,556	1,128,071
—%	Rights	—	—
0.7%	Short-Term Investments	8,105	8,105

99.5%	Total Investments	1,197,661	1,136,176
0.5%	Other Assets and Liabilities, Net		5,773

100.0%	Net Assets		1,141,949

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	6,949

Banks 5.8%
Prosperity Bancshares, Inc.	73,365	0.2	2,626
Washington Federal, Inc.	171,039	0.3	2,933
Other Securities		5.3	60,201

		5.8	65,760

Capital Goods 9.9%
BE Aerospace, Inc. *	178,000	0.3	3,156
EMCOR Group, Inc. *	117,104	0.2	2,766
Gardner Denver, Inc. *	87,512	0.3	3,143
GrafTech International Ltd. *	214,300	0.3	2,893
Nordson Corp.	61,043	0.3	3,221
Oshkosh Corp.	133,200	0.4	4,164
Regal-Beloit Corp.	56,847	0.2	2,665
Other Securities		7.9	91,093

		9.9	113,101

Commercial & Professional Supplies 3.4%
Other Securities		3.4	39,179

Consumer Durables & Apparel 4.1%
Jarden Corp.	138,808	0.3	3,802
Phillips-Van Heusen Corp.	92,100	0.3	3,698
The Warnaco Group, Inc. *	78,463	0.3	3,180
Other Securities		3.2	35,769

		4.1	46,449

Consumer Services 4.2%
Bally Technologies, Inc. *	98,062	0.3	3,863
WMS Industries, Inc. *	89,551	0.3	3,580
Other Securities		3.6	40,611

		4.2	48,054

Diversified Financials 3.0%
AmeriCredit Corp. *	175,100	0.3	3,090
E*TRADE Financial Corp. *	2,057,000	0.3	3,003
Other Securities		2.4	27,957

		3.0	34,050

Energy 7.7%
Atlas Energy, Inc.	127,376	0.3	3,335
Dril-Quip, Inc. *	53,800	0.2	2,614
Inergy L.P.	87,542	0.2	2,711
Oil States International, Inc. *	89,142	0.3	3,070
World Fuel Services Corp.	57,978	0.3	2,948
Other Securities		6.4	72,939

		7.7	87,617

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	90,926	0.3	2,867
Other Securities		0.7	8,271

		1.0	11,138

Food, Beverage & Tobacco 1.8%
Green Mountain Coffee Roasters, Inc. *	44,700	0.2	2,975
Other Securities		1.6	17,687

		1.8	20,662

Health Care Equipment & Services 7.0%
LifePoint Hospitals, Inc. *	95,641	0.2	2,710
Tenet Healthcare Corp. *	742,800	0.3	3,803
Other Securities		6.5	73,964

		7.0	80,477

Household & Personal Products 0.8%
Other Securities		0.8	9,041

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Insurance 3.4%
Other Securities		3.4	38,745

Materials 4.7%
Ashland, Inc.	118,400	0.3	4,090
Domtar Corp. *	65,125	0.2	2,728
Rock-Tenn Co., Class A	68,400	0.3	2,996
Other Securities		3.9	43,316

		4.7	53,130

Media 1.4%
Liberty Media Corp. - Capital, Series A *	174,700	0.3	3,615
Other Securities		1.1	11,959

		1.4	15,574

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Dendreon Corp. *	183,500	0.4	4,637
Varian, Inc. *	55,971	0.3	2,866
Other Securities		3.7	43,277

		4.4	50,780

Real Estate 7.5%
Chimera Investment Corp.	884,151	0.3	3,086
Corporate Office Properties Trust	92,349	0.3	3,065
HRPT Properties Trust	407,404	0.2	2,864
Jones Lang LaSalle, Inc.	61,700	0.2	2,891
MFA Financial, Inc.	471,064	0.3	3,495
National Retail Properties, Inc.	150,826	0.2	2,923
Other Securities		6.0	67,038

		7.5	85,362

Retailing 5.0%
Chico’s FAS, Inc. *	293,200	0.3	3,504
J. Crew Group, Inc. *	92,800	0.3	3,784
Office Depot, Inc. *	491,900	0.2	2,976
Signet Jewelers Ltd.	126,600	0.3	3,192
Williams-Sonoma, Inc.	155,000	0.2	2,911
Other Securities		3.7	40,722

		5.0	57,089

Semiconductors & Semiconductor Equipment 4.4%
PMC - Sierra, Inc. *	412,923	0.3	3,518
Skyworks Solutions, Inc. *	313,308	0.3	3,268
Other Securities		3.8	43,667

		4.4	50,453

Software & Services 7.0%
Informatica Corp. *	157,381	0.3	3,341
TIBCO Software, Inc. *	300,936	0.2	2,633
VistaPrint N.V. *	64,300	0.3	3,283
Other Securities		6.2	70,848

		7.0	80,105

Technology Hardware & Equipment 6.0%
3Com Corp. *	672,019	0.3	3,454
Tech Data Corp. *	89,500	0.3	3,440
Other Securities		5.4	62,212

		6.0	69,106

Telecommunication Services 1.0%
Other Securities		1.0	11,733

Transportation 1.8%
Other Securities		1.8	20,598

Utilities 2.9%
Other Securities		2.9	32,919

Total Common Stock (Cost $1,189,556)			1,128,071

Rights 0.0% of net assets

Other Securities		0.0	—

Total Rights (Cost $—)			—

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.7% of net assets

Commercial Paper & Other Obligation 0.6%
Wells Fargo, San Francisco Time Deposit
0.03%, 11/02/2009	6,446	0.6	6,446

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,659

Total Short-Term Investments (Cost $8,105)			8,105

End of Investments.

(All dollar amounts are x 1,000)

At 10/31/09 the tax basis cost of the fund’s investments was $1,210,700 and the unrealized appreciation and depreciation were $196,099 and ($270,623), respectively, with a net unrealized depreciation of ($74,524).

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 10/31/09.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

Russell 2000 Index, e-mini, Long, expires 12/18/09	150	8,427	(326)

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,197,661)		$1,136,176
Receivables:
Investments sold		1,544
Income from securities on loan		5,684
Fund shares sold		966
Dividends		5
Prepaid expenses	+	18

Total assets		1,144,393

Liabilities
Payables:
Investments bought		1,769
Investment adviser and administrator fees		22
Shareholder services fees to affiliate		1
Fund shares redeemed		370
Due to brokers for futures		221
Accrued expenses	+	61

Total liabilities		2,444

Net Assets
Total assets		1,144,393
Total liabilities	−	2,444

Net assets		$1,141,949
Net Assets by Source
Capital received from investors		1,289,420
Net investment income not yet distributed		7,672
Net realized capital losses		(93,332)
Net unrealized capital losses		(61,811)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,141,949		75,434		$15.14

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2008 through October 31, 2009. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $5)		$18,247
Interest		18
Securities on loan	+	10

Total investment income		18,275

Net Realized Gains and Losses
Net realized losses on investments		(45,842)
Net realized losses on foreign currency transactions		(3)
Net realized losses on futures contracts	+	(6,209)

Net realized losses		(52,054)

Net Unrealized Gains and Losses
Net unrealized gains on investments		153,573
Net unrealized losses on futures contracts	+	(1,315)

Net unrealized gains		152,258

Expenses
Investment Advisor and administrator fees		2,447
Transfer agent and shareholder service fees:
Investor Shares[1]		628
Select Shares		449
Shareholder reports		79
Portfolio accounting fees		64
Professional fees		57
Registration fees		57
Custodian fees		40
Trustees’ fees		15
Interest expense		3
Other expenses	+	19

Total expenses		3,858
Expense reduction by adviser and schwab	−	612

Net expenses		3,246

Increase (Decrease) in Net Assets from Operations
Total investment income		18,275
Net expenses	−	3,246

Net investment income		15,029
Net realized losses		(52,054)
Net unrealized gains	+	152,258

Increase in net assets from operations		$115,233

[1]	Effective August 21, 2009, all outstanding Investor Shares combined with Select Shares, resulting in a single class of shares of the fund.

36 See financial notes

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/01/08-10/31/09	11/01/07-10/31/08
Net investment income		$15,029	$24,861
Net realized losses		(52,054)	(48,380)
Net unrealized gains (losses)	+	152,258	(540,995)

Increase (Decrease) in net assets from operations		115,233	(564,514)

Distributions to Shareholders[1]
Distributions from net investment income
Investor Shares		8,184	8,132
Select Shares	+	13,636	12,287

Total distributions from net investment income		21,820	20,419

Distributions from net realized gains
Investor Shares		-	106,591
Select Shares	+	-	140,533

Total distributions from net realized gains		-	247,124

Total distributions		$21,820	$267,543

Transactions in Fund Shares[1]

		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,012	$49,425	4,071	$65,918
Select Shares	+	42,296	621,407	8,084	143,442

Total shares sold		46,308	670,832	12,155	209,360

Shares Reinvested
Investor Shares		644	$7,679	5,458	$107,685
Select Shares	+	1,059	12,634	7,095	140,062

Total shares reinvested		1,703	20,313	12,553	247,747

Shares Redeemed
Investor Shares		(37,064)	($546,937)	(6,996)	($127,623)
Select Shares	+	(13,259)	(171,312)	(8,050)	(146,320)

Total shares redeemed		(50,323)	(718,249)	(15,046)	(273,943)

Net transactions in fund shares		(2,312)	($27,104)	9,662	$183,164

Shares Outstanding and Net Assets
		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		77,746	$1,075,640	68,084	$1,724,533
Total increase or decrease	+	(2,312)	66,309	9,662	(648,893)

End of period		75,434	1,141,919	77,746	1,075,640

Net investment income not yet distributed			$7,672		$18,705

[1]	Effective August 21, 2009, all outstanding Investor Shares (31,033 shares valued at $477,019) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	17.08	27.04	23.90	20.83	19.09

Income (loss) from investment operations:
Net investment income (loss)	0.24	0.40	0.37	0.31	0.31
Net realized and unrealized gains (losses)	1.55	(9.93)	3.09	3.04	1.71

Total from investment operations	1.79	(9.53)	3.46	3.35	2.02
Less distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.32)	(0.28)	(0.28)
Distributions from net realized gains	—	(0.06)	—	—	—

Total distributions	(0.37)	(0.43)	(0.32)	(0.28)	(0.28)

Net asset value at end of period	18.50	17.08	27.04	23.90	20.83

Total return (%)	10.92	(35.76)	14.62	16.23	10.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21 [2]	0.38	0.37	0.38	0.39
Gross operating expenses	0.28	0.38	0.37	0.38	0.39
Net investment income (loss)	2.02	1.71	1.49	1.41	1.52
Portfolio turnover rate	5	1	0 [3]	3	2
Net assets, end of period ($ x 1,000,000)	1,205	585	906	762	617

1 Effective on September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended is a blended rate. Please see financial note 4 for more information.
3 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2009

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	99.6%	Common Stock	1,175,030	1,200,332
	0.2%	Preferred Stock	1,367	2,111
	—%	Rights	—	—
	0.8%	Short-Term Investments	9,510	9,510

	100.6%	Total Investments	1,185,907	1,211,953
	0.1%	Collateral Invested for Securities on Loan	1,079	1,079
(0	.7)%	Other Assets and Liabilities, Net		(8,318)

	100.0%	Net Assets		1,204,714

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	6,262

Banks 3.2%
U.S. Bancorp	203,531	0.4	4,726
Wells Fargo & Co.	471,406	1.1	12,973
Other Securities		1.7	20,393

		3.2	38,092

Capital Goods 7.4%
3M Co.	67,000	0.4	4,929
General Electric Co.	1,133,766	1.4	16,168
United Technologies Corp.	93,068	0.5	5,719
Other Securities		5.1	61,921

		7.4	88,737

Commercial & Professional Supplies 1.0%
Other Securities		1.0	12,304

Consumer Durables & Apparel 1.3%
Other Securities		1.3	15,269

Consumer Services 2.1%
McDonald’s Corp.	148,709	0.7	8,716
Other Securities		1.4	17,090

		2.1	25,806

Diversified Financials 7.1%
Bank of America Corp.	926,956	1.1	13,515
Citigroup, Inc.	1,565,086	0.5	6,401
JPMorgan Chase & Co.	420,444	1.5	17,562
Morgan Stanley	140,500	0.4	4,513
The Charles Schwab Corp. (b)	111,120	0.2	1,927
The Goldman Sachs Group, Inc.	47,700	0.7	8,117
Other Securities		2.7	33,061

		7.1	85,096

Energy 11.7%
Chevron Corp.	213,339	1.4	16,329
ConocoPhillips	138,223	0.6	6,936
Exxon Mobil Corp.	525,466	3.1	37,660
Occidental Petroleum Corp.	86,120	0.6	6,535
Schlumberger Ltd.	132,000	0.7	8,210
Other Securities		5.3	65,405

		11.7	141,075

Food & Staples Retailing 2.5%
CVS Caremark Corp.	150,640	0.5	5,317
Wal-Mart Stores, Inc.	259,100	1.1	12,872
Other Securities		0.9	12,146

		2.5	30,335

Food, Beverage & Tobacco 5.4%
PepsiCo, Inc.	164,800	0.8	9,979
Philip Morris International, Inc.	208,800	0.8	9,889
The Coca-Cola Co.	260,200	1.2	13,871
Other Securities		2.6	30,919

		5.4	64,658

Health Care Equipment & Services 4.4%
Medtronic, Inc.	119,874	0.4	4,279
Other Securities		4.0	48,642

		4.4	52,921

Household & Personal Products 2.5%
Colgate-Palmolive Co.	52,500	0.4	4,128
The Procter & Gamble Co.	316,215	1.5	18,340

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)
Other Securities		0.6	8,129

		2.5	30,597

Insurance 3.9%
Berkshire Hathaway, Inc., Class A *	133	1.1	13,167
Other Securities		2.8	33,652

		3.9	46,819

Materials 3.8%
Other Securities		3.8	46,171

Media 2.8%
The Walt Disney Co.	185,410	0.4	5,075
Other Securities		2.4	29,262

		2.8	34,337

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Abbott Laboratories	163,905	0.7	8,289
Amgen, Inc. *	106,268	0.5	5,710
Bristol-Myers Squibb Co.	209,450	0.4	4,566
Gilead Sciences, Inc. *	96,640	0.4	4,112
Johnson & Johnson	298,170	1.5	17,607
Merck & Co., Inc. *	234,652	0.6	7,258
Pfizer, Inc.	865,801	1.2	14,745
Schering-Plough Corp.	168,750	0.4	4,759
Other Securities		2.2	27,646

		7.9	94,692

Real Estate 1.9%
Other Securities		1.9	22,354

Retailing 3.6%
Amazon.com, Inc. *	41,700	0.4	4,954
The Home Depot, Inc.	182,070	0.4	4,568
Other Securities		2.8	33,614

		3.6	43,136

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	594,332	1.0	11,358
Other Securities		1.5	19,069

		2.5	30,427

Software & Services 7.7%
Google, Inc., Class A *	26,750	1.2	14,341
Microsoft Corp.	865,850	2.0	24,010
Oracle Corp.	425,449	0.8	8,977
Visa, Inc., Class A	56,000	0.4	4,243
Other Securities		3.3	41,220

		7.7	92,791

Technology Hardware & Equipment 8.2%
Apple, Inc. *	95,000	1.5	17,907
Cisco Systems, Inc. *	628,909	1.2	14,371
Hewlett-Packard Co.	254,636	1.0	12,085
International Business Machines Corp.	142,510	1.4	17,188
QUALCOMM, Inc.	170,600	0.6	7,065
Other Securities		2.5	30,013

		8.2	98,629

Telecommunication Services 2.7%
AT&T, Inc.	603,056	1.3	15,480
Verizon Communications, Inc.	303,072	0.8	8,968
Other Securities		0.6	8,691

		2.7	33,139

Transportation 1.8%
United Parcel Service, Inc., Class B	91,480	0.4	4,911
Other Securities		1.4	17,293

		1.8	22,204

Utilities 3.7%
Other Securities		3.7	44,481

Total Common Stock (Cost $1,175,030)			1,200,332

Preferred Stock 0.2% of net assets

Real Estate 0.2%
Other Securities		0.2	2,111

Total Preferred Stock (Cost $1,367)			2,111

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights (Cost $—)			—

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligation 0.6%
Wells Fargo, San Francisco Time Deposit
0.03%, 11/02/2009	7,510	0.6	7,510

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,000

Total Short-Term Investments (Cost $9,510)			9,510

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco AIM Short Term Investments Trust Government & Agency Portfolio	1,079,196	0.1	1,079

Total Collateral Invested for Securities on Loan (Cost $1,079)			1,079

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 10/31/09 the tax basis cost of the fund’s investments was $1,184,017 and the unrealized appreciation and depreciation were $279,219 and ($251,283), respectively, with a net unrealized appreciation of $27,936.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3 or 0.0% of net assets. Please see complete schedule of holdings.
(d)	All or a portion of this security is on loan. Please see complete schedule of holdings.

ADR	— American Depositary Receipt. Please see complete schedule of holdings.
REIT	— Real Estate Investment Trust. Please see complete schedule of holdings.

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1,009 (cost $1,185,907)		$1,211,953
Collateral invested for securities on loan		1,079
Receivables:
Investments sold		6,648
Fund shares sold		1,473
Dividends		1,367
Income from securities on loan		14
Foreign tax reclaims		5
Prepaid expenses	+	19

Total assets		1,222,558

Liabilities
Collateral held for securities on loan		1,079
Payables:
Investments bought		1,436
Investment adviser and administrator fees		2
Shareholder services fees to affiliate		2
Fund shares redeemed		15,018
Due to brokers for futures		242
Trustees’ fees		1
Accrued expenses	+	64

Total liabilities		17,844

Net Assets
Total assets		1,222,558
Total liabilities	−	17,844

Net assets		$1,204,714
Net Assets by Source
Capital received from investors		1,191,014
Net investment income not yet distributed		16,372
Net realized capital losses		(28,718)
Net unrealized capital gains		26,046

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,204,714		65,137		$18.50

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2008 through October 31, 2009. All numbers are x 1,000.

Investment Income
Dividends (including $27 from affiliated issuer and net of foreign withholding tax of $6)		$23,606
Interest		10
Securities on loan	+	121

Total investment income		23,737

Net Realized Gains and Losses
Net realized losses on investments		(7,280)
Net realized gains on foreign currency transactions		1
Net realized gains on futures contracts	+	1,415

Net realized losses		(5,864)

Net Unrealized Gains and Losses
Net unrealized gains on investments		99,552
Net unrealized loss on affiliated issuer		(198)
Net unrealized gains on futures contracts	+	454

Net unrealized gains		99,808

Expenses
Investment adviser and administrator fees		1,854
Transfer agent and shareholder services fees:
Investor Shares[1]		660
Select Shares		434
Registration fees		112
Portfolio accounting fees		79
Shareholder reports		71
Professional fees		50
Custodian fees		29
Trustees’ fees		16
Other expenses	+	18

Total expenses		3,323
Expense reduction by adviser and Schwab	−	(732)

Net expenses		2,591

Increase in Net Assets from Operations
Total investment income		23,737
Net expenses	−	2,591

Net investment income		21,146
Net realized losses		(5,864)
Net unrealized gains	+	99,808

Increase in net assets from operations		$115,090

[1]	Effective September 18, 2009, all outstanding Investor Shares combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 43

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/01/08-10/31/09	11/01/07-10/31/08
Net investment income		$21,146	$22,422
Net realized losses		(5,864)	(23,326)
Net unrealized gains (losses)	+	99,808	(562,957)

Increase (Decrease) in net assets from operations		115,090	(563,861)

Distributions to Shareholders[1]
Distributions from net investment income
Investor Shares		8,380	8,309
Select Shares	+	12,961	12,465

Total distributions from net investment income		21,341	20,774

Distributions from net realized gains
Investor Shares		—	1,506
Select Shares	+	—	2,022

Total distributions from net realized gains		—	3,528

Total distributions		$21,341	$24,302

Transactions in Fund Shares[1]

		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		7,799	$123,898	4,610	$101,344
Select Shares	+	43,580	785,905	8,006	177,993

Total shares sold		51,379	$909,803	12,616	$279,337

Shares Reinvested
Investor Shares		502	$7,748	361	$9,166
Select Shares	+	699	10,803	472	11,987

Total shares reinvested		1,201	$18,551	833	$21,153

Shares Redeemed
Investor Shares		(33,087)	($612,707)	(5,154)	($115,426)
Select Shares	+	(13,394)	(211,806)	(7,746)	(169,194)

Total shares redeemed		(46,481)	($824,513)	(12,900)	($284,620)

Net transactions in fund shares		6,099	$103,841	549	$15,870

Shares Outstanding and Net Assets
		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,038	$1,007,124	58,489	$1,579,417
Total increase or decrease	+	6,099	197,590	549	(572,293)

End of period		65,137	$1,204,714	59,038	$1,007,124

Net investment income not yet distributed			$16,372		$17,281

[1]	Effective September 18, 2009, all outstanding Investor Shares (27,821 shares valued at $531,998) combined with Select Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.95	25.95	21.14	17.09	14.83

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.68	0.54	0.50	0.38
Net realized and unrealized gains (losses)	2.58	(12.13)	4.93	3.93	2.19

Total from investment operations	2.95	(11.45)	5.47	4.43	2.57
Less distributions:
Distributions from net investment income	(0.64)	(0.55)	(0.66)	(0.38)	(0.31)

Net asset value at end of period	16.26	13.95	25.95	21.14	17.09

Total return (%)	22.55	(45.02)	26.50	26.35	17.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32 [2]	0.50	0.50	0.50	0.50
Gross operating expenses	0.41	0.54	0.54	0.55	0.57
Net investment income (loss)	2.92	3.15	2.34	2.60	2.23
Portfolio turnover rate	21	10	5	11	10
Net assets, end of period ($ x 1,000,000)	1,369	711	1,264	954	776

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended is a blended rate. Please see financial note 4 for more information.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2009

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Common Stock	1,034,182	1,351,379
0.2%	Preferred Stock	3,232	2,694
—%	Rights	—	—
—%	Warrants	14	10
0.4%	Other Investment Company	5,577	5,330
0.5%	Short-Term Investment	6,191	6,191

99.7%	Total Investments	1,049,196	1,365,604
0.3%	Other Assets and Liabilities, Net		3,725

100.0%	Net Assets		1,369,329

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Common Stock 98.6% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	402,801	0.6	8,216
BHP Billiton Ltd.	539,827	1.3	17,705
Commonwealth Bank of Australia	244,300	0.8	11,289
National Australia Bank Ltd.	337,078	0.7	8,906
Westpac Banking Corp.	478,668	0.8	11,188
Other Securities		3.0	41,261

		7.2	98,565

Austria 0.2%
Other Securities		0.2	3,345

Belgium 0.9%
Other Securities		0.9	12,410

Canada 8.5%
Royal Bank of Canada	227,168	0.8	11,505
Suncor Energy, Inc.	251,099	0.6	8,336
The Toronto-Dominion Bank	135,532	0.6	7,726
Other Securities		6.5	88,954

		8.5	116,521

Denmark 0.8%
Other Securities		0.8	11,020

Finland 0.8%
Nokia Corp.	613,039	0.6	7,743
Other Securities		0.2	3,459

		0.8	11,202

France 11.1%
AXA S.A.	281,096	0.5	6,991
BNP Paribas	146,042	0.8	11,002
France Telecom S.A.	312,491	0.6	7,743
GDF Suez	233,712	0.7	9,771
Sanofi-Aventis	172,144	0.9	12,619
Total S.A.	376,619	1.6	22,537
Other Securities		6.0	81,684

		11.1	152,347

Germany 8.1%
Allianz SE - Reg’d	72,500	0.6	8,310
BASF SE	148,324	0.6	7,940
Bayer AG	133,015	0.7	9,229
Daimler AG - Reg’d	170,662	0.6	8,289
Deutsche Bank AG - Reg’d	99,872	0.5	7,256
E.ON AG	306,345	0.8	11,741
Siemens AG - Reg’d	131,154	0.9	11,852
Other Securities		3.4	46,096

		8.1	110,713

Greece 0.3%
Other Securities		0.3	3,676

Hong Kong 2.0%
Other Securities		2.0	27,232

Ireland 0.3%
Other Securities		0.3	4,563

Italy 3.8%
Eni S.p.A.	448,923	0.8	11,118
UniCredit S.p.A. *	2,694,921	0.6	9,029
Other Securities		2.4	32,507

		3.8	52,654

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($ x 1,000)

Japan 14.6%
Honda Motor Co., Ltd.	253,539	0.6	7,831
Mitsubishi UFJ Financial Group, Inc.	1,781,509	0.7	9,489
Toyota Motor Corp.	427,803	1.2	16,888
Other Securities		12.1	165,892

		14.6	200,100

Netherlands 2.6%
Unilever N.V.	274,655	0.6	8,463
Other Securities		2.0	26,544

		2.6	35,007

Norway 0.5%
Other Securities		0.5	7,384

Portugal 0.2%
Other Securities		0.2	2,420

Singapore 0.9%
Other Securities		0.9	13,066

Spain 5.0%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	0.8	10,979
Banco Santander S.A.	1,304,375	1.5	20,990
Telefonica S.A.	662,958	1.4	18,514
Other Securities		1.3	17,936

		5.0	68,419

Sweden 1.9%
Other Securities		1.9	25,391

Switzerland 8.3%
Credit Suisse Group AG - Reg’d	167,302	0.6	8,944
Nestle S.A. - Reg’d	587,104	2.0	27,301
Novartis AG - Reg’d	423,440	1.6	22,050
Roche Holding AG	112,533	1.3	18,024
UBS AG - Reg’d *	572,316	0.7	9,543
Other Securities		2.1	27,974

		8.3	113,836

United Kingdom 20.5%
Anglo American plc *	212,855	0.6	7,702
AstraZeneca plc	231,628	0.8	10,398
Barclays plc *	1,773,937	0.7	9,297
BG Group plc	535,251	0.7	9,213
BHP Billiton plc	351,633	0.7	9,475
BP plc	2,999,726	2.0	28,108
British American Tobacco plc	326,828	0.8	10,415
GlaxoSmithKline plc	832,673	1.2	17,080
HSBC Holdings plc	2,788,563	2.2	30,814
Rio Tinto plc	214,680	0.7	9,491
Royal Dutch Shell plc, A Share	588,320	1.3	17,443
Royal Dutch Shell plc, B Share	438,079	0.9	12,611
Tesco plc	1,280,582	0.6	8,539
Vodafone Group plc	8,404,590	1.3	18,522
Other Securities		6.0	81,331

		20.5	280,439

United States 0.1%
Other Securities		0.1	1,069

Total Common Stock (Cost $1,034,182)			1,351,379

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,694

Total Preferred Stock (Cost $3,232)			2,694

Rights 0.0% of net assets

Other Securities		0.0	—

Total Rights (Cost $—)			—

Warrants 0.0% of net assets

Other Securities		0.0	10

Total Warrants (Cost $14)			10

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	5,330

Total Other Investment Company (Cost $5,577)			5,330

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.5% of net assets

Other Securities		0.5	6,191

Total Short-Term Investment (Cost $6,191)			6,191

End of Investments.

At 10/31/09, the tax basis cost of the fund’s investments was $1,068,632 and the unrealized appreciation and depreciation

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings continued

were $423,934 and ($126,962), respectively, with a net unrealized appreciation of $296,972.

At 10/31/09, the values of certain foreign securities held by the fund aggregating $1,237,523 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.

CVA	— Dutch Certificate
Reg’d	— Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,049,196)		$1,365,604
Foreign currency, at value (cost $32)		32
Receivables:
Dividends		2,372
Fund shares sold		1,518
Foreign tax reclaims		634
Prepaid expenses	+	21

Total assets		1,370,181

Liabilities
Payables:
Investments bought		260
Investment adviser and administrator fees		33
Shareholder services fees to affiliate		1
Fund shares redeemed		462
Trustees’ fees		1
Accrued expenses	+	95

Total liabilities		852

Net Assets
Total assets		1,370,181
Total liabilities	−	852

Net assets		$1,369,329
Net Assets by Source
Capital received from investors		1,268,860
Net investment income not yet distributed		21,869
Net realized capital losses		(237,872)
Net unrealized capital gains		316,472

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,369,329		84,236		$16.26

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2008 through October 31, 2009. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $4,026)		$39,253
Interest	+	2

Total investment income		39,255

Net Realized Gains and Losses
Net realized losses on investments		(62,991)
Net realized gains on foreign currency transactions	+	412

Net realized losses		(62,579)

Net Unrealized Gains and Losses
Net unrealized gains on investments		263,344
Net unrealized losses on foreign currency translations	+	(9)

Net unrealized gains		263,335

Expenses
Investment adviser and administrator fees		3,503
Transfer agent and shareholder services fees:
Investor Shares[1]		695
Select Shares		534
Custodian fees		321
Registration fees		97
Shareholder reports		91
Portfolio accounting fees		84
Professional fees		52
Trustees’ fees		17
Interest expenses		8
Other expenses	+	36

Total expenses		5,438
Expense reduction by adviser and Schwab	−	1,242

Net expenses		4,196

Increase (Decrease) in Net Assets from Operations
Total investment income		39,255
Net expenses	−	4,196

Net investment income		35,059
Net realized losses		(62,579)
Net unrealized gains	+	263,335

Increase in net assets from operations		$235,815

[1]	Effective August 21, 2009, all outstanding Investor Shares combined with Select Shares, resulting in a single class of shares of the fund.

50 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		11/01/08-10/31/09	11/01/07-10/31/08
Net investment income		$35,059	$55,150
Net realized losses		(62,579)	(11,824)
Net unrealized gains (losses)	+	263,335	(992,846)

Increase (Decrease) in net assets from operations		235,815	(949,520)

Distributions to Shareholders[1]
Distributions from net investment income
Investor Shares		19,181	17,168
Select Shares	+	33,020	26,872

Total distributions from net investment income		52,201	$44,040

Transactions in Fund Shares[1]

		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,594	$72,343	6,740	$126,669
Select Shares	+	46,147	706,130	10,127	200,887

Total shares sold		51,741	$778,473	16,867	$327,556

Shares Reinvested
Investor Shares		1,390	$17,442	646	$15,700
Select Shares	+	2,393	29,992	992	24,068

Total shares reinvested		3,783	$47,434	1,638	$39,768

Shares Redeemed
Investor Shares		(40,614)	($615,349)	(7,378)	($151,710)
Select Shares	+	(15,257)	(204,275)	(8,895)	(178,511)

Total shares redeemed		(55,871)	($819,624)	(16,273)	($330,221)

Net transactions in fund shares		(347)	$6,283	2,232	$37,103

Shares Outstanding and Net Assets
		11/01/08-10/31/09		11/01/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,583	$1,179,432	82,351	$2,135,889
Total increase or decrease	+	(347)	189,897	2,232	(956,457)

End of period		84,236	$1,369,329	84,583	$1,179,432

Net investment income not yet distributed			$21,869		$37,856

[1]	Effective August 21, 2009, all outstanding Investor Shares (32,129 shares valued at $510,896) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

  Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund–Moderate Payout
Schwab Monthly Income Fund–Enhanced Payout
Schwab Monthly Income Fund–Maximum Payout

Schwab Investments (organized October 26, 1990)
  Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

Prior to August 22, 2009, the Schwab International Index Fund and Schwab Small-Cap Index Fund each offered two shared classes: Investor Shares and Select Shares®. Effective August 21, 2009, all outstanding Investor Shares of the Schwab International Index Fund and Schwab Small-Cap Index Fund were converted into Select Shares® and each fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the same fund. Prior to September 10, 2009, the Schwab S&P 500 Index Fund each offered three share classes: Investor Shares, Select Shares® and e.Shares®. Effective September 9, 2009, all outstanding Investor Shares and e.Shares® were converted into Select Shares® and the fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and e.Shares® became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab Total Stock Market Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 19, 2009, all outstanding Investor Shares of the Schwab Total Stock Market Index Fund, were converted into Select Shares® and the fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab 1000 Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 18, 2009, all outstanding Select Shares® were converted into Investor Shares and the fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Select Shares® became an owner of the Investor Shares of the fund.

Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV“), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Boards of Trustees have adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is delisted or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Boards of Trustees regularly review fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Boards of Trustees have adopted procedures to fair value foreign securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Boards of Trustees regularly review fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective NAV as determined by those funds in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1—quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Boards of Trustees have approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2009:

Schwab S&P 500 Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$8,609,029	$—	$—	$8,609,029
Short-Term Investments(a)	—	91,098	—	91,098

Total	$8,609,029	$91,098	$—	$8,700,127

Other Financial Instruments Collateral Invested for Securities on Loan	$9,401	$—	$—	$9,401

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	($27)	$—	$—	($27)

Total	($27)	$—	$—	($27)

Schwab 1000 Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,257,168	$—	$—	$4,257,168
Other Investment Company	14,863	—	—	14,863
Short-Term Investments(a)	—	2,100	—	2,100

Total	$4,272,031	$2,100	$—	$4,274,131

Other Financial Instruments Collateral Invested for Securities on Loan	$3,064	$—	$—	$3,064

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	($613)	$—	$—	($613)

Total	($613)	$—	$—	($613)

Schwab Small-Cap Index Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,128,071	$—	$—	$1,128,071
Short-Term Investments(a)	—	8,105	—	8,105

Total	$1,128,071	$8,105	$—	$1,136,176

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contract*	($326)	$—	$—	($326)

Total	($326)	$—	$—	($326)

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$1,178,128	$—	$—	$1,178,128
Transportation	22,201	—	3	22,204
Preferred Stock(a)	2,111	—	—	2,111
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	9,510	—	9,510

Total	$1,202,440	$9,510	$3	$1,211,953

Other Financial Instruments Collateral Invested for Securities on Loan	$1,079	$—	$—	$1,079

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gains	Gains	Purchases	Transfers in	October 31,
Investments in Securities	2008	(Premiums)	(Losses)	(Losses)	(Sales)	and/or out	2009

Common Stock
Consumer Durables & Apparel	$—	$—	$—	$(1)	$—	$1	$—
Software & Services	—	—	(5)	5	—	—	—
Transportation	3	—	—	1	—	(1)	3
Pharmaceuticals & Biotechnology	11	—	(11)	8	(8)	—	—

Total	$14	$—	$(16)	$13	$(8)	$—	$3

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$—	$954,419	$—	$954,419
Canada	116,521	—	—	116,521
United Kingdom	—	280,410	29	280,439
Preferred Stock(a)	—	2,694	—	2,694
Warrant	10	—	—	10
Other Investment Company(a)	5,330	—	—	5,330
Short-Term Investment	—	6,191	—	6,191

Total	$121,861	$1,243,714	$29	$1,365,604

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gains	Gains	Purchases	Transfers in	October 31,
Investments in Securities	2008	(Premiums)	(Losses)	(Losses)	(Sales)	and/or out	2009

Common Stock
United Kingdom	$—	$—	$—	$28	$1	$—	$29

Total	$—	$—	$—	$28	$1	$—	$29

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at October 31, 2009 approximate the changes in unrealized gains (losses) in the tables above.

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts to reduce the effects of uninvested cash on performance or other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the future contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges and their markets values change daily.

The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards have similar risks as futures except that they are agreements directly between two parties. Also, forwards are not publicly traded.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gains or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker“).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends (net of applicable foreign withholding tax) and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trusts are charged directly to that fund. Expenses that are common to all funds within the trusts generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, were allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, if any.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

Your investment follows either the U.S. stock market or the performance of a mix of international large-cap stocks, as measured by an index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - bonds or large-cap stocks, for instance - a fund’s performance also will lag those investments.

A fund’s investment in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risk of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times more volatile than securities of comparable U.S. companies. A fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small with a limited number of companies representing a small number of industries.

A fund may use derivatives (including futures) to enhance returns or hedge against market declines. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund.

As index funds, the funds seek to track the performance of their benchmark indices, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in all of the securities in its benchmark index or may invest in securities not in the index, because the manager may use a sampling technique that is designed to balance the risk of tracking error against the negative effects of transaction costs associated with certain investments. Similarly, a fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. In addition, international funds may not invest in issuers located in certain countries due to these considerations. A fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of a fund, operating expenses and trading costs all affect the ability

 Schwab Equity Index Funds

Financial Notes (continued)

3. Risk Factors (continued):

of the fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs.

The funds do not fully replicate the benchmark indices and may hold securities not included in the indices. As a result, the funds are subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the funds utilize a sampling approach, they may not track the return of the indices as well as they would if each fund purchased all of the securities in their benchmark index.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, the investment adviser is entitled to receive an annual fee, payable monthly based on each fund’s average daily net assets described as follows:

Schwab 1000
% of Average Daily Net Assets	Index

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

Effective July 1, 2009, for its advisory and administrative services to the following funds, the investment adviser is entitled to receive an annual fee (fees), payable monthly based on each fund’s average daily net assets described as follows:

	Schwab S&P	Schwab Small-	Schwab Total	Schwab
	500 Index	Cap Index	Stock Market	International
% of Average Daily Net Assets	Fund	Fund	Index Fund	Index Fund

Current rate	0.06%	0.15%	0.06%	0.15%

Prior to July 1, 2009, the fees were:

First $500 million	0.15%	0.33%	0.30%	0.43%
$500 million to $5 billion	0.09%	0.28%	0.22%	0.38%
$5 billion to $10 billion	0.08%	0.28%	0.22%	0.38%
Over $10 billion	0.07%	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent prior to July 1, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to the funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on each funds’ average daily net assets as follows:

			Schwab Total	Schwab
Schwab S&P	Schwab 1000	Schwab Small-	Stock Market	International
500 Index Fund	Index Fund	Cap Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Prior to July 1, 2009, for its transfer agent and shareholder services, Schwab was entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation” the total expenses charged, excluding interest, taxes and certain non-routine expenses for so long as the investment adviser serves as the adviser to the funds, which may only be amended or terminated with the approval of the Fund’s Board of Trustees as follows:

Effective May 5, 2009, the expense limitation is:

				Schwab Total	Schwab
	Schwab S&P	Schwab 1000	Schwab Small-	Stock Market	International
% of Average Daily Net Assets	500 Index Fund	Index Fund	Cap Index Fund	Index Fund	Index Fund

Flat rate	0.09%	0.29%	0.19%	0.09%	0.19%

Prior to May 5, 2009, the expense limitation was:

Investor Shares	0.37%	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a

*	e.Shares were only offered by Schwab S&P 500 Index Fund.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Equity Index Fund owned by other Schwab Funds as of October 31, 2009.

				Schwab Total	Schwab
	Schwab S&P	Schwab 1000	Schwab Small-	Stock Market	International
	500 Index Fund	Index Fund	Cap Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	2.4%	—%	9.9%	—%	10.2%
Growth Portfolio	2.7%	—%	10.1%	—%	8.6%
Balanced Portfolio	1.5%	—%	5.6%	—%	4.7%
Conservative Portfolio	0.4%	—%	1.6%	—%	1.3%

Schwab Annuity Portfolios:
Growth Portfolio II	0.1%	—%	0.6%	—%	0.5%

Schwab Target Funds:
Target 2010	0.1%	—%	—%	—%	—%
Target 2015	—%	—%	—%	—%	—%
Target 2020	0.3%	—%	—%	—%	—%
Target 2025	—%	—%	—%	—%	—%
Target 2030	0.3%	—%	—%	—%	—%
Target 2035	—%	—%	—%	—%	—%
Target 2040	0.3%	—%	—%	—%	—%

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

As of October 31, 2009, the shares owned by the Charitable Giving Trust as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.5% and 0.3%, respectively.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended October 31, 2009, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	151,584
Schwab Small-Cap Index Fund	56,297
Schwab Total Stock Market Index Fund	2,199
Schwab International Index Fund	6,191

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Boards of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Boards of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Corp. for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended October 31, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchase of Securities		Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$384,499	*	$150,346
Schwab 1000 Index Fund	142,831		379,505
Schwab Small-Cap Index Fund	273,988		254,855
Schwab Total Stock Market Index Fund	164,074		45,055
Schwab International Index Fund	239,302		249,354

*	Purchase of securities excludes impact of purchase of investments resulting from a merger with another fund (See the financial note 11).

 Schwab Equity Index Funds

Financial Notes (continued)

8. Redemption Fee:
       (All dollar amounts are x 1,000)

The funds charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/1/08-10/31/09)	(11/1/07-10/31/08)

Schwab S&P 500 Index Fund	$223	$167
Schwab 1000 Index Fund	107	103
Schwab Small-Cap Index Fund	42	18
Schwab Total Stock Market Index Fund	65	43
Schwab International Index Fund	38	29

9. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of October 31, 2009, the components of distributable earnings on a tax-basis were as follows:

		Schwab		Schwab Total	Schwab
	Schwab S&P	1000 Index	Schwab Small-	Stock Market	International
	500 Index Fund	Fund	Cap Index Fund	Index Fund	Index Fund

Undistributed Ordinary income	$94,434	$62,785	$7,098	$16,077	$32,351
Unrealized appreciation	1,848,843	2,107,015	196,099	279,219	423,934
Unrealized depreciation	(1,666,233)	(241,691)	(270,623)	(251,283)	(126,962)
Other unrealized appreciation/(depreciation)	—	—	—	—	64

Net unrealized appreciation/(depreciation)	$182,610	$1,865,324	$(74,524)	$27,936	$297,036

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REITS) and futures mark to market.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Schwab		Schwab Total	Schwab
	Schwab S&P	1000 Index	Schwab Small-	Stock Market	International
Expiration Date	500 Index Fund	Fund	Cap Index Fund	Index Fund	Index Fund

October 31, 2010	$401,878	$—	$—	$—	$112,722
October 31, 2011	72,381	—	—	—	39,016
October 31, 2012	29,212	—	—	—	8,278
October 31, 2013	178,255	—	—	—	—
October 31, 2014	109,256	—	—	—	—
October 31, 2015	15,234	—	—	—	—
October 31, 2016	47,041	6,396	7,115	25,401	3,212
October 31, 2017	18,317	—	72,930	4,912	65,689

Total	$871,574	$6,396	$80,045	$30,313	$228,917

 Schwab Equity Index Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):
          (All dollar amounts are x 1,000)

As of September 9, 2009, Schwab S&P 500 Index Fund has capital loss carry forwards subject to certain limitations on availability, to offset futures capital gains, if any as the successor of a merger, as follows:

10/31/2015	$74,411
10/31/2016	30,839
10/31/2017	1,802

Total	$107,052

		Schwab		Schwab Total	Schwab
	Schwab S&P	1000 Index	Schwab Small-	Stock Market	International
	500 Index Fund	Fund	Cap Index Fund	Index Fund	Index Fund

Capital losses utilized	$—	$3,320	$—	$—	$—
Capital losses expired	$34,840	$—	$—	$—	$61,592

The tax-basis components of distributions during the current and prior fiscal years were:

		Schwab		Schwab Total	Schwab
	Schwab S&P	1000 Index	Schwab Small-	Stock Market	International
	500 Index Fund	Fund	Cap Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$135,807	$99,151	$21,820	$21,341	$52,201
Prior period distributions
Ordinary income	$140,183	$102,221	$26,318	$20,749	$44,040
Long-term capital gains	—	5,020	241,226	3,553	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains from financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2009, the funds made the following reclassifications:

		Schwab		Schwab Total	Schwab
	Schwab S&P	1000 Index	Schwab Small-	Stock Market	International
	500 Index Fund	Fund	Cap Index Fund	Index Fund	Index Fund

Capital Shares	$128,698	$—	$—	$—	$(61,592)
Undistributed net investment income	1,150	(783)	(4,242)	(714)	1,155
Net realized capital gains and losses	(129,848)	783	4,242	714	60,437

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

 Schwab Equity Index Funds

Financial Notes (continued)

10. Subsequent Events:

As of December 16, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

11. Reorganization:
       (All numbers are x 1,000 except NAV)

Under a plan of reorganization adopted by the Schwab Capital Trust, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund. The reorganization which qualified as a tax free exchange for federal income tax purposes, was completed at the close of business on September 9, 2009. The following is a summary of shares outstanding, net assets and net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

			After
	Before Reorganization		Reorganization
		Schwab
		Institutional
	Schwab S&P	Select S&P	Schwab S&P
	500 Fund	500 Fund	500 Fund

Shares:	345,296	369,038	530,940
Net Assets:	$5,596,066	$3,008,644	$8,604,710
Net Asset Value:	$16.21	$8.15	$16.21
Net unrealized appreciation/(depreciation)	$598,517	($368,307)	$230,210

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2009

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2009, qualify for the corporate dividends received deduction:

Percentage

Schwab S&P 500 Index Fund	100.00
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	74.35
Schwab Total Stock Market Index Fund	100.00
Schwab International Index Fund	—

For the fiscal year ended October 31, 2009, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2009 via IRS form 1099 of the amounts for use in preparing their 2008 income tax return.

Schwab S&P 500 Index Fund	$135,807
Schwab 1000 Index Fund	99,151
Schwab Small-Cap Index Fund	11,089
Schwab Total Stock Market Index Fund	21,341
Schwab International Index Fund	52,827

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $4,018 to its Shareholders for the year ended October 31, 2009. The respective foreign source income on the fund is $42,965.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreements”) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies and funds. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment (i) by CSIM to reduce its contractual investment advisory fee relating to Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund; (ii) by CSIM and Schwab to reduce the specified expense caps of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund; and (iii) by CSIM and Schwab to extend each Fund’s specified expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels and CSIM’s agreement to revised contractual investment advisory fee schedules relating to Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	78	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	66	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	78	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5 – Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	66	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	66	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc., 2008 to present; Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc., until June 2005.	66	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	66	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	66	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	74	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002-present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007-present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (May 2004 – present); Chief Investment Officer (2004 – present), President and Chief Executive Officer (March 2008 – present), Laudus Trust and Laudus Institutional Trust); Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 — present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer (March 2007 – present), Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500{R}). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2009 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-12

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of eleven series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and ten series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2007 and 2006 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     Audit Fees
     2009: $396,441      2008: $379,810
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2009: $29,163      2008: $28,041
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2009: $30,888      2008: $29,700
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

     2009: $4,545      2008: $4,286

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2009: $64,596      2008: $-
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2009: $-      2008: $-
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab 1000 Index Fund is filed under this Item

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2009
This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Common Stock	2,417,667	4,257,168
0.4%	Other Investment Company	14,863	14,863
—%	Short-Term Investments	2,100	2,100

99.9%	Total Investments	2,434,630	4,274,131
0.1%	Collateral Invested for Securities on Loan	3,064	3,064
0.0%	Other Assets and Liabilities, Net		1,891

100.0%	Net Assets		4,279,086

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.5% of net assets

Automobiles & Components 0.5%
BorgWarner, Inc.	53,698	1,628
Ford Motor Co. *	1,221,887	8,553
Gentex Corp.	66,272	1,061
Harley-Davidson, Inc.	106,092	2,644
Johnson Controls, Inc.	250,374	5,989
The Goodyear Tire & Rubber Co. *	105,400	1,357
WABCO Holdings, Inc.	11,500	273

		21,505

Banks 2.8%
Associated Banc-Corp.	57,148	732
Astoria Financial Corp.	23,304	233
BancorpSouth, Inc.	30,000	677
Bank of Hawaii Corp.	23,032	1,023
BB&T Corp.	238,700	5,707
BOK Financial Corp.	10,000	430
CapitalSource, Inc.	10,579	38
Capitol Federal Financial	6,000	182
City National Corp.	16,532	623
Comerica, Inc.	70,128	1,946
Commerce Bancshares, Inc.	31,807	1,220
Cullen/Frost Bankers, Inc.	24,800	1,160
Fifth Third Bancorp	311,384	2,784
First Citizens BancShares, Inc., Class A	1,150	171
First Horizon National Corp. *	79,458	940
First Niagara Financial Group, Inc.	50,000	642
FirstMerit Corp.	32,469	615
Fulton Financial Corp.	72,544	599
Hudson City Bancorp, Inc.	220,240	2,894
Huntington Bancshares, Inc.	165,098	629
International Bancshares Corp.	10,950	163
Investors Bancorp, Inc. *	10,100	109
KeyCorp	255,914	1,379
M&T Bank Corp.	35,543	2,234
Marshall & Ilsley Corp.	100,531	535
New York Community Bancorp, Inc.	137,882	1,488
NewAlliance Bancshares, Inc.	45,000	499
People’s United Financial, Inc.	140,593	2,254
PNC Financial Services Group, Inc.	184,734	9,041
Popular, Inc.	49,386	107
Regions Financial Corp.	313,806	1,519
SunTrust Banks, Inc.	182,693	3,491
Synovus Financial Corp.	131,441	292
TCF Financial Corp.	48,584	575
TFS Financial Corp.	34,000	396
U.S. Bancorp	746,805	17,341
UMB Financial Corp.	6,350	253
Valley National Bancorp	49,932	663
Wells Fargo & Co.	1,901,396	52,326
Westamerica Bancorp	10,000	478
Wilmington Trust Corp.	30,237	364
Zions Bancorp	50,098	709

		119,461

Capital Goods 7.7%
3M Co.	285,734	21,021
Acuity Brands, Inc.	5,100	161
Aecom Technology Corp. *	34,000	858
AGCO Corp. *	41,700	1,172
Alliant Techsystems, Inc. *	13,438	1,045
AMETEK, Inc.	49,247	1,718
Armstrong World Industries, Inc. *	2,200	82
Bucyrus International, Inc., Class A	24,000	1,066
Carlisle Cos, Inc.	20,236	628
Caterpillar, Inc.	249,776	13,753
CLARCOR, Inc.	21,000	618
Cooper Industries plc, Class A	72,300	2,797

See financial notes.   1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Crane Co.	6,484	181
Cummins, Inc.	87,132	3,752
Curtiss-Wright Corp.	5,000	149
Danaher Corp.	106,520	7,268
Deere & Co.	176,646	8,046
Donaldson Co., Inc.	25,900	924
Dover Corp.	80,437	3,031
Eaton Corp.	67,959	4,108
Emerson Electric Co.	311,588	11,762
Fastenal Co.	50,900	1,756
First Solar, Inc. *	16,000	1,951
Flowserve Corp.	25,341	2,489
Fluor Corp.	76,058	3,379
Foster Wheeler AG *	58,856	1,647
GATX Corp.	5,500	149
General Cable Corp. *	20,000	623
General Dynamics Corp.	160,324	10,052
General Electric Co.	4,321,322	61,622
Goodrich Corp.	54,298	2,951
Graco, Inc.	25,194	694
Granite Construction, Inc.	4,200	120
Harsco Corp.	38,900	1,225
Honeywell International, Inc.	309,099	11,094
Hubbell, Inc., Class B	25,332	1,077
Icahn Enterprises L.P.	1,000	39
IDEX Corp.	37,306	1,061
Illinois Tool Works, Inc.	160,904	7,389
Ingersoll-Rand plc	128,379	4,055
ITT Corp.	76,544	3,881
Jacobs Engineering Group, Inc. *	54,856	2,320
Joy Global, Inc.	45,008	2,269
KBR, Inc.	70,000	1,433
Kennametal, Inc.	35,198	829
L-3 Communications Holdings, Inc.	50,374	3,642
Lennox International, Inc.	22,000	741
Lincoln Electric Holdings, Inc.	18,000	854
Lockheed Martin Corp.	135,704	9,335
Masco Corp.	143,736	1,689
McDermott International, Inc. *	99,312	2,208
Moog, Inc., Class A *	4,300	107
MSC Industrial Direct Co., Inc., Class A	5,358	231
Navistar International Corp. *	22,000	729
Northrop Grumman Corp.	135,032	6,769
Owens Corning, Inc. *	43,300	957
PACCAR, Inc.	152,489	5,705
Pall Corp.	55,133	1,750
Parker Hannifin Corp.	69,453	3,678
Pentair, Inc.	46,300	1,347
Precision Castparts Corp.	58,801	5,617
Quanta Services, Inc. *	70,000	1,484
Raytheon Co.	164,190	7,435
Rockwell Automation, Inc.	62,049	2,541
Rockwell Collins, Inc.	68,253	3,439
Roper Industries, Inc.	39,091	1,976
Seaboard Corp.	25	34
Snap-on, Inc.	27,350	999
Spirit AeroSystems Holdings, Inc., Class A *	12,100	193
SPX Corp.	22,914	1,209
SunPower Corp., Class A *	32,000	794
Teledyne Technologies, Inc. *	4,700	161
Terex Corp. *	47,582	962
Textron, Inc.	116,138	2,065
The Boeing Co.	298,189	14,253
The Shaw Group, Inc. *	30,669	787
The Stanley Works	32,594	1,474
The Timken Co.	43,594	960
Thomas & Betts Corp. *	23,129	791
TransDigm Group, Inc.	4,400	172
Trinity Industries, Inc.	9,391	159
Tyco International Ltd.	195,598	6,562
United Technologies Corp.	382,563	23,509
URS Corp. *	37,000	1,438
USG Corp. *	5,606	74
Valmont Industries, Inc.	2,500	181
W.W. Grainger, Inc.	27,176	2,547
Wabtec Corp.	19,000	698
Woodward Governor Co.	3,350	79

		330,580

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	42,460	1,514
Cintas Corp.	48,110	1,332
Clean Harbors, Inc. *	10,000	564
Copart, Inc. *	26,914	866
Corrections Corp. of America *	50,000	1,197
Covanta Holding Corp. *	54,848	942
Equifax, Inc.	57,900	1,585
FTI Consulting, Inc. *	18,000	735
IHS, Inc., Class A *	12,000	621
Iron Mountain, Inc. *	73,387	1,793
Manpower, Inc.	35,091	1,664
Monster Worldwide, Inc. *	34,500	501
Pitney Bowes, Inc.	89,741	2,199
R.R. Donnelley & Sons Co.	84,419	1,695
Republic Services, Inc.	137,281	3,557
Robert Half International, Inc.	66,991	1,554
Rollins, Inc.	9,800	177
Stericycle, Inc. *	37,498	1,964
Tetra Tech, Inc. *	14,300	368
The Brink’s Co.	9,915	235
The Dun & Bradstreet Corp.	23,525	1,801
Waste Connections, Inc. *	36,000	1,131
Waste Management, Inc.	205,377	6,137

2   See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Watson Wyatt Worldwide, Inc., Class A	16,000	697

		34,829

Consumer Durables & Apparel 1.0%
Coach, Inc.	134,610	4,438
D.R. Horton, Inc.	111,397	1,221
Eastman Kodak Co.	50,321	189
Fortune Brands, Inc.	64,128	2,498
Garmin Ltd.	31,686	959
Hanesbrands, Inc. *	10,000	216
Harman International Industries, Inc.	28,097	1,057
Hasbro, Inc.	54,625	1,490
KB HOME	22,176	314
Leggett & Platt, Inc.	72,044	1,393
Lennar Corp., Class A	46,575	587
M.D.C. Holdings, Inc.	7,379	241
Mattel, Inc.	157,197	2,976
Mohawk Industries, Inc. *	24,839	1,064
Newell Rubbermaid, Inc.	116,426	1,689
NIKE, Inc., Class B	160,768	9,996
NVR, Inc. *	2,298	1,522
Polo Ralph Lauren Corp.	24,895	1,853
Pulte Homes, Inc.	145,899	1,314
The Black & Decker Corp.	25,880	1,222
Toll Brothers, Inc. *	54,500	944
Tupperware Brands Corp.	23,000	1,035
VF Corp.	39,182	2,783
Whirlpool Corp.	32,515	2,328

		43,329

Consumer Services 1.8%
Apollo Group, Inc., Class A *	46,171	2,636
Brinker International, Inc.	22,300	282
Burger King Holdings, Inc.	6,200	106
Career Education Corp. *	31,000	646
Carnival Corp.	184,460	5,371
Chipotle Mexican Grill, Inc., Class A *	12,000	978
Choice Hotels International, Inc.	2,800	83
Corinthian Colleges, Inc. *	38,000	603
Darden Restaurants, Inc.	59,465	1,802
DeVry, Inc.	27,000	1,493
H&R Block, Inc.	130,798	2,399
International Game Technology	128,026	2,284
International Speedway Corp., Class A	2,969	76
ITT Educational Services, Inc. *	13,301	1,202
Las Vegas Sands Corp. *	99,663	1,504
Marriott International, Inc., Class A	131,029	3,284
McDonald’s Corp.	454,736	26,652
MGM MIRAGE *	55,987	519
Panera Bread Co., Class A *	15,000	900
Penn National Gaming, Inc. *	29,860	750
Royal Caribbean Cruises Ltd. *	55,091	1,114
Scientific Games Corp., Class A *	5,343	75
Service Corp. International	118,400	813
Starbucks Corp. *	310,227	5,888
Starwood Hotels & Resorts Worldwide, Inc.	83,442	2,425
Strayer Education, Inc.	5,000	1,015
Weight Watchers International, Inc.	2,229	59
Wendy’s/Arby’s Group, Inc., Class A	150,000	593
Wyndham Worldwide Corp.	66,517	1,134
Wynn Resorts Ltd. *	31,642	1,716
Yum! Brands, Inc.	192,776	6,352

		74,754

Diversified Financials 7.3%
Affiliated Managers Group, Inc. *	15,459	982
AllianceBernstein Holding L.P.	35,189	949
American Express Co.	503,577	17,545
Ameriprise Financial, Inc.	99,857	3,462
Bank of America Corp.	3,491,741	50,910
Bank of New York Mellon Corp.	491,096	13,093
BlackRock, Inc.	10,265	2,222
Capital One Financial Corp.	169,453	6,202
CIT Group, Inc. (b)	85,068	61
Citigroup, Inc.	4,961,662	20,293
CME Group, Inc.	28,776	8,708
Discover Financial Services	201,824	2,854
Eaton Vance Corp.	50,384	1,430
Federated Investors, Inc., Class B	39,050	1,025
Franklin Resources, Inc.	66,586	6,967
Greenhill & Co., Inc.	2,200	190
IntercontinentalExchange, Inc. *	30,589	3,065
Invesco Ltd.	172,090	3,640
Janus Capital Group, Inc.	81,800	1,073
Jefferies Group, Inc. *	50,652	1,322
JPMorgan Chase & Co.	1,592,978	66,539
Knight Capital Group, Inc., Class A *	11,000	185
Lazard Ltd., Class A	12,200	461
Legg Mason, Inc.	59,914	1,744
Leucadia National Corp. *	75,164	1,689
Moody’s Corp.	91,126	2,158
Morgan Stanley	512,048	16,447
MSCI, Inc., Class A *	1,950	59
Northern Trust Corp.	93,076	4,677
NYSE Euronext	107,400	2,776
Och-Ziff Capital Management Group, Class A	9,800	119

See financial notes.   3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Raymond James Financial, Inc.	33,649	794
SEI Investments Co.	58,748	1,026
SLM Corp. *	190,324	1,846
State Street Corp.	187,350	7,865
T. Rowe Price Group, Inc.	112,950	5,504
TD Ameritrade Holding Corp. *	101,631	1,961
The Blackstone Group L.P.	223,000	2,993
The Charles Schwab Corp. (a)	403,065	6,989
The Goldman Sachs Group, Inc.	212,932	36,235
The NASDAQ OMX Group, Inc. *	62,137	1,122
Waddell & Reed Financial, Inc., Class A	30,000	842

		310,024

Energy 12.4%
Alpha Natural Resources, Inc. *	28,000	951
Anadarko Petroleum Corp.	197,748	12,049
Apache Corp.	142,800	13,440
Arch Coal, Inc.	50,700	1,098
Atwood Oceanics, Inc. *	11,000	390
Baker Hughes, Inc.	135,707	5,709
Bill Barrett Corp. *	6,000	186
BJ Services Co.	132,346	2,541
Boardwalk Pipeline Partners L.P.	3,900	100
BP Prudhoe Bay Royalty Trust	4,700	361
Buckeye Partners L.P.	14,000	696
Cabot Oil & Gas Corp.	44,774	1,722
Cameron International Corp. *	100,200	3,704
Chesapeake Energy Corp.	221,597	5,429
Chevron Corp.	837,177	64,078
Cimarex Energy Co.	29,215	1,144
CNX Gas Corp. *	3,000	84
Comstock Resources, Inc. *	9,400	386
Concho Resources, Inc. *	10,800	412
ConocoPhillips	621,166	31,170
CONSOL Energy, Inc.	82,598	3,536
Continental Resources, Inc. *	1,900	71
Denbury Resources, Inc. *	105,884	1,546
Devon Energy Corp.	188,582	12,203
Diamond Offshore Drilling, Inc.	28,929	2,756
Dresser-Rand Group, Inc. *	30,000	884
El Paso Corp.	304,781	2,990
El Paso Pipeline Partners L.P.	4,650	102
Enbridge Energy Partners L.P.	23,100	1,074
Encore Acquisition Co. *	9,900	367
Energy Transfer Equity L.P.	3,350	96
Energy Transfer Partners L.P.	40,400	1,751
ENSCO International, Inc.	67,928	3,110
Enterprise GP Holdings L.P.	2,000	65
Enterprise Products Partners L.P.	164,881	4,623
EOG Resources, Inc.	108,752	8,881
EXCO Resources, Inc.	28,000	437
Exterran Holdings, Inc. *	12,799	261
Exxon Mobil Corp.	1,975,022	141,550
FMC Technologies, Inc. *	53,784	2,829
Forest Oil Corp. *	20,615	404
Frontier Oil Corp.	12,458	173
Halliburton Co.	382,788	11,181
Helmerich & Payne, Inc.	46,192	1,756
Hess Corp.	122,123	6,685
Holly Corp.	5,600	162
Kinder Morgan Energy Partners L.P.	78,700	4,250
Kinder Morgan Management L.L.C. *	30,374	1,422
Linn Energy L.L.C.	15,400	377
Magellan Midstream Partners L.P.	30,000	1,165
Marathon Oil Corp.	300,796	9,616
Massey Energy Co.	37,501	1,091
Murphy Oil Corp.	82,544	5,047
Nabors Industries Ltd. *	129,088	2,689
National-Oilwell Varco, Inc. *	181,726	7,449
Natural Resource Partners L.P.	2,450	54
Newfield Exploration Co. *	53,066	2,177
Noble Corp.	115,750	4,716
Noble Energy, Inc.	76,161	4,998
NuStar Energy L.P.	16,895	907
Occidental Petroleum Corp.	343,316	26,051
Oceaneering International, Inc. *	19,000	971
ONEOK Partners L.P.	21,300	1,159
Overseas Shipholding Group, Inc.	3,000	118
Patterson-UTI Energy, Inc.	70,321	1,096
Peabody Energy Corp.	116,021	4,593
Petrohawk Energy Corp. *	93,000	2,187
Pioneer Natural Resources Co.	53,111	2,183
Plains All American Pipeline L.P.	43,032	2,058
Plains Exploration & Production Co. *	44,757	1,186
Pride International, Inc. *	72,494	2,143
Quicksilver Resources, Inc. *	35,890	438
Range Resources Corp.	65,628	3,285
Rowan Cos., Inc.	44,283	1,030
SandRidge Energy, Inc. *	28,000	286
Schlumberger Ltd.	500,306	31,119
SEACOR Holdings, Inc. *	3,900	317
Smith International, Inc.	91,759	2,544
Southern Union Co.	49,962	978
Southwestern Energy Co. *	146,688	6,393
Spectra Energy Corp.	266,321	5,092
St. Mary Land & Exploration Co.	11,313	386
Sunoco Logistics Partners L.P.	1,800	105
Sunoco, Inc.	54,500	1,679
Superior Energy Services, Inc. *	35,000	756
Teekay Corp.	7,168	149
Tesoro Corp.	51,312	726
The Williams Cos., Inc.	259,221	4,886

4   See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Tidewater, Inc.	24,568	1,024
Ultra Petroleum Corp. *	63,612	3,088
Unit Corp. *	17,200	672
Valero Energy Corp.	223,020	4,037
W&T Offshore, Inc.	2,600	30
Weatherford International Ltd. *	302,496	5,303
Whiting Petroleum Corp. *	16,000	902
XTO Energy, Inc.	233,197	9,692

		529,763

Food & Staples Retailing 2.6%
BJ’s Wholesale Club, Inc. *	12,800	448
Costco Wholesale Corp.	180,899	10,284
CVS Caremark Corp.	589,311	20,803
Ruddick Corp.	3,150	84
Safeway, Inc.	184,497	4,120
SUPERVALU, Inc.	76,356	1,212
Sysco Corp.	246,690	6,525
The Kroger Co.	273,013	6,315
Wal-Mart Stores, Inc.	891,127	44,271
Walgreen Co.	402,469	15,226
Whole Foods Market, Inc. *	56,216	1,802

		111,090

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	876,965	15,882
Archer-Daniels-Midland Co.	269,985	8,132
Brown-Forman Corp., Class B	43,540	2,125
Bunge Ltd.	51,592	2,944
Campbell Soup Co.	88,658	2,815
Central European Distribution Corp. *	5,000	156
Coca-Cola Enterprises, Inc.	139,072	2,652
ConAgra Foods, Inc.	183,997	3,864
Constellation Brands, Inc., Class A *	76,932	1,217
Corn Products International, Inc.	32,500	916
Dean Foods Co. *	67,533	1,231
Del Monte Foods Co.	75,738	818
Dr. Pepper Snapple Group, Inc. *	90,000	2,453
Flowers Foods, Inc.	16,500	385
Fresh Del Monte Produce, Inc. *	2,300	50
General Mills, Inc.	139,000	9,163
H.J. Heinz Co.	130,698	5,259
Hansen Natural Corp. *	33,000	1,193
Hormel Foods Corp.	27,247	993
Kellogg Co.	102,731	5,295
Kraft Foods, Inc., Class A	612,564	16,858
Lorillard, Inc.	60,000	4,663
McCormick & Co., Inc.	52,754	1,847
Molson Coors Brewing Co., Class B	58,672	2,873
PepsiAmericas, Inc.	13,800	404
PepsiCo, Inc.	642,087	38,878
Philip Morris International, Inc.	807,765	38,256
Ralcorp Holdings, Inc. *	23,000	1,235

Reynolds American, Inc.	71,684	3,475
Sara Lee Corp.	290,172	3,276
Smithfield Foods, Inc. *	46,235	617
The Coca-Cola Co.	882,854	47,065
The Hershey Co.	66,424	2,510
The J.M. Smucker Co.	48,601	2,563
The Pepsi Bottling Group, Inc.	60,932	2,281
Tootsie Roll Industries, Inc.	2,568	64
Tyson Foods, Inc., Class A	116,959	1,464

		235,872

Health Care Equipment & Services 4.3%
Aetna, Inc.	184,477	4,802
Allscripts-Misys Healthcare Solutions, Inc. *	4,900	96
AMERIGROUP Corp. *	6,100	135
AmerisourceBergen Corp.	129,020	2,858
Baxter International, Inc.	249,045	13,463
Beckman Coulter, Inc.	27,428	1,764
Becton Dickinson & Co.	100,165	6,847
Boston Scientific Corp. *	611,507	4,965
C.R. Bard, Inc.	40,600	3,048
Cardinal Health, Inc.	147,610	4,183
Cerner Corp. *	28,826	2,192
CIGNA Corp.	117,254	3,264
Community Health Systems, Inc. *	40,206	1,258
Coventry Health Care, Inc. *	65,962	1,308
Covidien plc	209,448	8,822
DaVita, Inc. *	43,625	2,313
DENTSPLY International, Inc.	63,000	2,077
Edwards Lifesciences Corp. *	23,696	1,823
Express Scripts, Inc. *	103,562	8,277
Gen-Probe, Inc. *	22,670	946
Haemonetics Corp. *	2,700	139
Health Net, Inc. *	51,000	760
Henry Schein, Inc. *	35,919	1,898
Hologic, Inc. *	105,370	1,557
Hospira, Inc. *	67,640	3,020
Humana, Inc. *	74,191	2,788
IDEXX Laboratories, Inc. *	26,298	1,344
Immucor, Inc. *	14,000	250
IMS Health, Inc.	76,989	1,262
Intuitive Surgical, Inc. *	16,115	3,970
Inverness Medical Innovations, Inc. *	28,000	1,064
Kinetic Concepts, Inc. *	25,492	846
Laboratory Corp. of America Holdings *	46,622	3,212
Lincare Holdings, Inc. *	33,050	1,038
Magellan Health Services, Inc. *	8,000	257

See financial notes.   5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Masimo Corp. *	8,000	213
McKesson Corp.	113,647	6,675
Medco Health Solutions, Inc. *	200,286	11,240
MEDNAX, Inc. *	20,354	1,057
Medtronic, Inc.	460,368	16,435
Omnicare, Inc.	43,433	941
Owens & Minor, Inc.	18,000	736
Patterson Cos., Inc. *	38,800	991
Psychiatric Solutions, Inc. *	7,000	145
Quest Diagnostics, Inc.	64,247	3,593
ResMed, Inc. *	26,708	1,314
St. Jude Medical, Inc. *	144,955	4,940
STERIS Corp.	11,000	322
Stryker Corp.	100,854	4,639
Teleflex, Inc.	9,246	460
Thoratec Corp. *	12,100	318
UnitedHealth Group, Inc.	478,012	12,404
Universal Health Services, Inc., Class B	19,537	1,087
Varian Medical Systems, Inc. *	55,271	2,265
VCA Antech, Inc. *	37,554	895
WellPoint, Inc. *	200,123	9,358
Zimmer Holdings, Inc. *	90,912	4,779

		182,653

Household & Personal Products 2.6%
Alberto-Culver Co.	37,750	1,013
Avon Products, Inc.	178,636	5,725
Church & Dwight Co., Inc.	28,997	1,649
Colgate-Palmolive Co.	201,927	15,878
Energizer Holdings, Inc. *	25,100	1,528
Herbalife Ltd.	11,909	401
Kimberly-Clark Corp.	172,384	10,543
NBTY, Inc. *	26,200	954
The Clorox Co.	59,025	3,496
The Estee Lauder Cos., Inc., Class A	50,854	2,161
The Procter & Gamble Co.	1,192,919	69,189

		112,537

Insurance 3.6%
Aflac, Inc.	202,613	8,406
Alleghany Corp. *	2,097	524
Allied World Assurance Co. Holdings Ltd.	15,000	671
American Financial Group, Inc.	40,405	994
American International Group, Inc. (b)*	42,176	1,418
American National Insurance Co.	5,137	429
Aon Corp.	116,463	4,485
Arch Capital Group Ltd. *	12,000	808
Arthur J. Gallagher & Co.	35,720	797
Aspen Insurance Holdings Ltd.	7,000	181
Assurant, Inc.	51,892	1,553
Axis Capital Holdings Ltd.	48,462	1,400
Berkshire Hathaway, Inc., Class A *	273	27,027
Brown & Brown, Inc.	53,376	981
Cincinnati Financial Corp.	74,417	1,887
CNA Financial Corp. *	3,850	84
Endurance Specialty Holdings Ltd.	7,253	261
Erie Indemnity Co., Class A	18,085	638
Everest Re Group Ltd.	28,420	2,486
Fidelity National Financial, Inc., Class A	96,369	1,308
First American Corp.	42,560	1,293
Genworth Financial, Inc., Class A *	179,539	1,907
Hanover Insurance Group, Inc.	26,400	1,111
HCC Insurance Holdings, Inc.	52,357	1,382
Lincoln National Corp.	118,059	2,813
Loews Corp.	140,958	4,666
Markel Corp. *	3,431	1,107
Marsh & McLennan Cos., Inc.	221,720	5,202
MBIA, Inc. *	30,234	123
Mercury General Corp.	14,435	526
MetLife, Inc.	342,544	11,657
Montpelier Re Holdings Ltd.	16,000	259
Old Republic International Corp.	93,909	1,003
PartnerRe Ltd.	23,969	1,833
Platinum Underwriters Holdings Ltd.	6,400	229
Principal Financial Group, Inc.	116,909	2,927
ProAssurance Corp. *	7,700	387
Prudential Financial, Inc.	188,497	8,526
Reinsurance Group of America, Inc.	27,310	1,259
RenaissanceRe Holdings Ltd.	26,407	1,386
StanCorp Financial Group, Inc.	24,842	912
The Allstate Corp.	235,698	6,970
The Chubb Corp.	153,492	7,447
The Hartford Financial Services Group, Inc.	148,595	3,644
The Progressive Corp. *	294,442	4,711
The Travelers Cos., Inc.	248,747	12,385
Torchmark Corp.	45,077	1,830
Transatlantic Holdings, Inc.	11,745	593
Unum Group	149,814	2,989
Validus Holdings Ltd.	40,441	1,023
W. R. Berkley Corp.	67,125	1,659
Wesco Financial Corp.	519	170
White Mountains Insurance Group Ltd.	3,213	994
XL Capital Ltd., Class A	123,967	2,034

		153,295

6   See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Materials 3.7%
Air Products & Chemicals, Inc.	90,378	6,971
Airgas, Inc.	36,451	1,617
AK Steel Holding Corp.	59,000	936
Albemarle Corp.	36,900	1,165
Alcoa, Inc.	415,320	5,158
Allegheny Technologies, Inc.	39,752	1,227
AptarGroup, Inc.	34,000	1,201
Ball Corp.	42,788	2,111
Bemis Co., Inc.	48,449	1,251
Cabot Corp.	7,416	163
Celanese Corp., Series A	58,243	1,599
CF Industries Holdings, Inc.	19,000	1,582
Cliffs Natural Resources, Inc.	38,000	1,352
Commercial Metals Co.	51,294	761
Compass Minerals International, Inc.	11,000	685
Crown Holdings, Inc. *	71,376	1,902
Cytec Industries, Inc.	14,600	484
E.I. Du Pont De Nemours & Co. *	375,757	11,957
Eastman Chemical Co.	33,091	1,738
Ecolab, Inc.	74,968	3,296
FMC Corp.	32,552	1,663
Freeport-McMoRan Copper & Gold, Inc.	171,765	12,601
Greif, Inc., Class A	11,000	589
International Flavors & Fragrances, Inc.	36,208	1,379
International Paper Co.	188,607	4,208
Intrepid Potash, Inc. *	3,250	84
Martin Marietta Materials, Inc.	16,849	1,404
MeadWestvaco Corp.	78,583	1,794
Monsanto Co.	225,934	15,178
Nalco Holding Co.	41,943	887
Newmont Mining Corp.	191,508	8,323
Nucor Corp.	135,676	5,407
Olin Corp.	7,500	114
Owens-Illinois, Inc. *	71,577	2,282
Packaging Corp. of America	38,030	695
Pactiv Corp. *	61,660	1,424
PPG Industries, Inc.	71,706	4,046
Praxair, Inc.	128,128	10,178
Reliance Steel & Aluminum Co.	27,322	997
Royal Gold, Inc.	11,000	486
RPM International, Inc.	30,000	529
Schnitzer Steel Industries, Inc., Class A	3,500	151
Sealed Air Corp.	73,902	1,421
Sigma-Aldrich Corp.	53,308	2,768
Silgan Holdings, Inc.	2,800	150
Sonoco Products Co.	48,170	1,289
Southern Copper Corp.	74,946	2,361
Steel Dynamics, Inc.	78,000	1,044
Terra Industries, Inc.	40,000	1,271
Terra Nitrogen Co., L.P.	2,600	271
The Dow Chemical Co.	411,156	9,654
The Lubrizol Corp.	32,160	2,141
The Mosaic Co.	70,095	3,275
The Scotts Miracle-Gro Co., Class A	14,668	596
The Valspar Corp.	44,946	1,140
Titanium Metals Corp.	9,385	81
United States Steel Corp.	53,768	1,854
Valhi, Inc.	850	8
Vulcan Materials Co.	44,425	2,045
Walter Energy, Inc.	17,000	994
Weyerhaeuser Co.	91,815	3,337

		157,275

Media 2.7%
Cablevision Systems Corp., Class A	106,010	2,434
CBS Corp., Class B	294,305	3,464
Clear Channel Outdoor Holdings, Inc., Class A *	2,400	16
Comcast Corp., Class A	1,186,703	17,207
Discovery Communications, Inc., Series A *	63,498	1,746
DISH Network Corp., Class A *	95,272	1,658
DreamWorks Animation SKG, Inc., Class A *	27,000	864
Gannett Co., Inc.	34,654	340
Interactive Data Corp.	1,700	45
John Wiley & Sons, Inc., Class A	14,780	521
Lamar Advertising Co., Class A *	3,070	75
Liberty Global, Inc., Series A *	122,266	2,510
Liberty Media Corp. — Entertainment, Series A *	220,244	6,788
Marvel Entertainment, Inc. *	17,000	850
Morningstar, Inc. *	750	38
News Corp., Class A	930,928	10,724
Omnicom Group, Inc.	131,188	4,497
Regal Entertainment Group, Class A	5,300	67
Scripps Networks Interactive, Class A	32,000	1,208
The DIRECTV Group, Inc. *	212,745	5,595
The Interpublic Group of Cos., Inc. *	179,364	1,080
The McGraw-Hill Cos., Inc.	133,636	3,846
The New York Times Co., Class A	5,425	43
The Walt Disney Co.	767,152	20,997
The Washington Post Co., Class B	2,526	1,091
Time Warner Cable, Inc.	146,336	5,772

See financial notes.   7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Time Warner, Inc.	495,400	14,921
Viacom, Inc., Class B *	254,446	7,020
Virgin Media, Inc.	108,000	1,509

		116,926

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	628,446	31,781
Abraxis BioScience *	550	17
Alexion Pharmaceuticals, Inc. *	34,500	1,532
Allergan, Inc.	128,862	7,248
Amgen, Inc. *	414,360	22,264
Amylin Pharmaceuticals, Inc. *	18,647	206
Bio-Rad Laboratories, Inc., Class A *	2,800	250
Biogen Idec, Inc. *	121,055	5,100
BioMarin Pharmaceutical, Inc. *	19,300	300
Bristol-Myers Squibb Co.	815,939	17,787
Celgene Corp. *	192,546	9,829
Cephalon, Inc. *	27,000	1,474
Charles River Laboratories International, Inc. *	31,015	1,133
Covance, Inc. *	24,300	1,256
Eli Lilly & Co.	416,971	14,181
Endo Pharmaceuticals Holdings, Inc. *	50,528	1,132
Forest Laboratories, Inc. *	130,046	3,598
Genzyme Corp. *	113,331	5,735
Gilead Sciences, Inc. *	374,712	15,944
Illumina, Inc. *	48,000	1,541
Isis Pharmaceuticals, Inc. *	12,100	153
Johnson & Johnson	1,131,067	66,790
King Pharmaceuticals, Inc. *	79,766	808
Life Technologies Corp. *	75,806	3,576
Merck & Co., Inc. *	857,385	26,519
Mettler-Toledo International, Inc. *	15,000	1,463
Millipore Corp. *	22,874	1,533
Mylan, Inc. *	113,500	1,843
Myriad Genetics, Inc. *	37,900	920
Onyx Pharmaceuticals, Inc. *	11,000	293
OSI Pharmaceuticals, Inc. *	16,400	528
PerkinElmer, Inc.	41,900	780
Perrigo Co.	28,000	1,041
Pfizer, Inc.	3,273,411	55,746
Pharmaceutical Product Development, Inc.	47,746	1,029
Regeneron Pharmaceuticals, Inc. *	8,300	130
Schering-Plough Corp.	670,216	18,900
Sequenom, Inc. *	4,200	12
Techne Corp.	14,163	885
Thermo Fisher Scientific, Inc. *	169,698	7,636
United Therapeutics Corp. *	20,000	851
Valeant Pharmaceuticals International *	31,600	929
Vertex Pharmaceuticals, Inc. *	66,812	2,242
Warner Chilcott plc, Class A *	51,500	1,141
Waters Corp. *	44,100	2,533
Watson Pharmaceuticals, Inc. *	44,300	1,525

		342,114

Real Estate 1.6%
Alexandria Real Estate Equities, Inc.	13,000	704
AMB Property Corp.	45,825	1,007
Annaly Capital Management, Inc.	229,000	3,872
Apartment Investment & Management Co., Class A	48,218	595
AvalonBay Communities, Inc.	35,849	2,466
Boston Properties, Inc.	55,105	3,349
BRE Properties, Inc.	23,424	638
Brookfield Properties Corp.	63,750	648
Camden Property Trust	26,264	952
CB Richard Ellis Group, Inc., Class A *	76,737	794
Digital Realty Trust, Inc.	28,000	1,264
Douglas Emmett, Inc.	37,000	437
Duke Realty Corp.	63,437	713
Equity Residential	122,072	3,525
Essex Property Trust, Inc.	10,517	791
Federal Realty Investment Trust	24,196	1,428
HCP, Inc.	103,280	3,056
Health Care REIT, Inc.	43,021	1,909
Highwoods Properties, Inc.	26,000	716
Hospitality Properties Trust	33,481	647
Host Hotels & Resorts, Inc.	241,534	2,442
Kimco Realty Corp.	149,831	1,894
Liberty Property Trust	40,104	1,178
Mack-Cali Realty Corp.	28,347	877
Nationwide Health Properties, Inc.	40,000	1,290
Plum Creek Timber Co., Inc.	76,198	2,384
ProLogis	203,761	2,309
Public Storage, Inc.	54,709	4,027
Rayonier, Inc.	34,923	1,347
Realty Income Corp.	46,000	1,066
Regency Centers Corp.	32,082	1,076
Senior Housing Properties Trust	33,000	636
Simon Property Group, Inc.	112,852	7,662
SL Green Realty Corp.	21,401	829
Taubman Centers, Inc.	24,000	732
The Macerich Co.	33,136	987
The St. Joe Co. *	34,800	833
UDR, Inc.	67,862	976
Ventas, Inc.	55,419	2,224
Vornado Realty Trust	62,408	3,717

8   See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Weingarten Realty Investors	35,002	648

		68,645

Retailing 3.4%
Aaron’s, Inc.	6,900	173
Abercrombie & Fitch Co., Class A	34,819	1,143
Advance Auto Parts, Inc.	40,202	1,498
Aeropostale, Inc. *	26,000	976
Amazon.com, Inc. *	133,641	15,878
American Eagle Outfitters, Inc.	91,085	1,593
AutoNation, Inc. *	18,966	327
AutoZone, Inc. *	13,833	1,872
Barnes & Noble, Inc.	2,318	39
Bed Bath & Beyond, Inc. *	109,720	3,863
Best Buy Co., Inc.	144,026	5,499
Big Lots, Inc. *	37,200	932
CarMax, Inc. *	91,100	1,792
Dick’s Sporting Goods, Inc. *	15,400	349
Dollar Tree, Inc. *	40,308	1,819
Expedia, Inc. *	92,609	2,099
Family Dollar Stores, Inc.	60,200	1,704
Foot Locker, Inc.	38,609	405
GameStop Corp., Class A *	70,300	1,708
Genuine Parts Co.	68,030	2,380
Guess?, Inc.	17,000	621
J.C. Penney Co., Inc.	100,422	3,327
Kohl’s Corp. *	127,965	7,322
Liberty Media Corp. — Interactive, Class A *	226,108	2,564
Limited Brands, Inc.	119,023	2,095
LKQ Corp. *	40,000	691
Lowe’s Cos., Inc.	598,896	11,720
Macy’s, Inc.	186,476	3,276
Netflix, Inc. *	21,000	1,122
Nordstrom, Inc.	72,700	2,310
O’Reilly Automotive, Inc. *	57,666	2,150
PetSmart, Inc.	57,695	1,358
Priceline.com, Inc. *	15,000	2,367
RadioShack Corp.	55,940	945
Ross Stores, Inc.	56,256	2,476
Sears Holdings Corp. (b)*	24,394	1,655
Staples, Inc.	298,870	6,485
Target Corp.	309,342	14,981
The Gap, Inc.	201,275	4,295
The Home Depot, Inc.	686,915	17,235
The Sherwin-Williams Co.	42,390	2,418
The TJX Cos., Inc.	173,615	6,485
Tiffany & Co.	56,373	2,215
Urban Outfitters, Inc. *	33,496	1,051

		147,213

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	156,331	719
Altera Corp.	132,869	2,630
Analog Devices, Inc.	127,274	3,262
Applied Materials, Inc.	557,889	6,806
Atmel Corp. *	101,800	379
Broadcom Corp., Class A *	175,425	4,668
Cree, Inc. *	30,000	1,263
Intel Corp.	2,276,280	43,500
Intersil Corp., Class A	50,867	638
KLA-Tencor Corp.	74,638	2,427
Lam Research Corp. *	56,300	1,898
Linear Technology Corp.	97,366	2,520
LSI Corp. *	287,898	1,474
Marvell Technology Group Ltd. *	184,362	2,529
Maxim Integrated Products, Inc.	100,000	1,667
MEMC Electronic Materials, Inc. *	92,077	1,144
Microchip Technology, Inc.	82,266	1,971
Micron Technology, Inc. *	274,000	1,861
National Semiconductor Corp.	91,458	1,184
Novellus Systems, Inc. *	50,295	1,035
NVIDIA Corp. *	240,699	2,879
ON Semiconductor Corp. *	105,000	702
Rambus, Inc. *	20,964	335
Silicon Laboratories, Inc. *	12,236	513
Texas Instruments, Inc.	527,775	12,376
Varian Semiconductor Equipment Associates, Inc. *	35,200	999
Xilinx, Inc.	119,005	2,588

		103,967

Software & Services 7.6%
Accenture plc, Class A	255,392	9,470
Activision Blizzard, Inc. *	231,338	2,505
Adobe Systems, Inc. *	219,113	7,218
Affiliated Computer Services, Inc., Class A *	43,367	2,259
Akamai Technologies, Inc. *	57,909	1,274
Alliance Data Systems Corp. *	25,871	1,422
ANSYS, Inc. *	28,000	1,136
Autodesk, Inc. *	102,372	2,552
Automatic Data Processing, Inc.	209,751	8,348
BMC Software, Inc. *	81,712	3,036
Broadridge Financial Solutions, Inc.	50,000	1,041
CA, Inc.	168,481	3,525
CACI International, Inc., Class A *	3,600	171
Cadence Design Systems, Inc. *	66,687	407
Citrix Systems, Inc. *	77,800	2,860
Cognizant Technology Solutions Corp., Class A *	118,766	4,590
Computer Sciences Corp. *	64,831	3,288
Compuware Corp. *	120,464	850
Concur Technologies, Inc. *	9,150	326
DST Systems, Inc. *	18,980	792

See financial notes.   9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
eBay, Inc. *	449,370	10,007
Electronic Arts, Inc. *	143,781	2,623
Equinix, Inc. *	12,000	1,024
FactSet Research Systems, Inc.	19,000	1,217
Fidelity National Information Services, Inc.	128,808	2,803
Fiserv, Inc. *	67,989	3,119
Gartner, Inc. *	14,500	270
Genpact Ltd. *	4,450	53
Global Payments, Inc.	31,938	1,572
Google, Inc., Class A *	99,121	53,141
Hewitt Associates, Inc., Class A *	40,000	1,421
IAC/InterActiveCorp *	20,730	393
Intuit, Inc. *	138,244	4,019
Jack Henry & Associates, Inc.	34,000	784
Lender Processing Services, Inc.	25,000	995
ManTech International Corp., Class A *	3,700	162
MasterCard, Inc., Class A	32,800	7,184
McAfee, Inc. *	68,929	2,887
MICROS Systems, Inc. *	38,000	1,023
Microsoft Corp.	3,147,138	87,270
NeuStar, Inc., Class A *	16,500	381
Novell, Inc. *	80,024	327
Nuance Communications, Inc. *	60,000	787
Oracle Corp.	1,568,410	33,093
Parametric Technology Corp. *	40,000	596
Paychex, Inc.	137,328	3,902
Perot Systems Corp., Class A *	24,800	743
Red Hat, Inc. *	85,183	2,199
Rovi Corp. *	18,000	496
SAIC, Inc. *	90,000	1,594
Salesforce.com, Inc. *	33,321	1,891
Solera Holdings, Inc.	20,000	644
Sybase, Inc. *	37,000	1,464
Symantec Corp. *	345,089	6,067
Synopsys, Inc. *	68,600	1,509
Total System Services, Inc.	91,500	1,461
VeriSign, Inc. *	67,905	1,549
Visa, Inc., Class A	165,000	12,500
VMware, Inc., Class A *	9,400	361
WebMD Health Corp. *	11,767	401
Western Union Co.	299,340	5,439
Yahoo!, Inc. *	580,779	9,234

		325,675

Technology Hardware & Equipment 8.4%
Agilent Technologies, Inc. *	140,231	3,469
Amphenol Corp., Class A	73,820	2,962
Anixter International, Inc. *	2,800	117
Apple, Inc. *	368,714	69,503
Arrow Electronics, Inc. *	52,100	1,320
Avnet, Inc. *	59,546	1,476
AVX Corp.	4,050	46
Brocade Communications Systems, Inc. *	168,000	1,441
Cisco Systems, Inc. *	2,372,615	54,214
CommScope, Inc. *	31,100	840
Corning, Inc.	644,263	9,413
Dell, Inc. *	721,949	10,461
Diebold, Inc.	25,318	766
Dolby Laboratories, Inc., Class A *	8,300	348
EchoStar Corp., Class A *	3,254	59
EMC Corp. *	834,324	13,741
F5 Networks, Inc. *	32,000	1,436
FLIR Systems, Inc. *	50,000	1,390
Harris Corp.	59,296	2,474
Hewlett-Packard Co.	985,668	46,780
Ingram Micro, Inc., Class A *	66,051	1,166
International Business Machines Corp.	539,240	65,038
Itron, Inc. *	10,000	600
Jabil Circuit, Inc.	74,100	991
Juniper Networks, Inc. *	216,994	5,536
Lexmark International, Inc., Class A *	17,059	435
Molex, Inc.	41,121	768
Motorola, Inc.	952,488	8,163
National Instruments Corp.	11,000	294
NCR Corp. *	78,044	792
NetApp, Inc. *	143,400	3,879
Polycom, Inc. *	20,900	449
QLogic Corp. *	23,900	419
QUALCOMM, Inc.	679,978	28,158
SanDisk Corp. *	101,858	2,086
Seagate Technology	211,037	2,944
Sun Microsystems, Inc. *	306,984	2,511
Tellabs, Inc. *	160,675	967
Teradata Corp. *	60,544	1,688
Trimble Navigation Ltd. *	54,500	1,143
Tyco Electronics Ltd.	195,248	4,149
Western Digital Corp. *	95,312	3,210
Xerox Corp.	361,530	2,719
Zebra Technologies Corp., Class A *	7,625	191

		360,552

Telecommunication Services 2.9%
American Tower Corp., Class A *	170,789	6,289
AT&T, Inc.	2,419,877	62,118
CenturyTel, Inc.	134,671	4,371
Clearwire Corp., Class A *	7,650	48
Crown Castle International Corp. *	88,627	2,678
Frontier Communications Corp.	149,758	1,074
Leap Wireless International, Inc. *	2,980	39
Level 3 Communications, Inc. *	569,140	672

10   See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
MetroPCS Communications, Inc. *	98,000	611
NII Holdings, Inc. *	61,841	1,665
Qwest Communications International, Inc.	411,635	1,478
SBA Communications Corp., Class A *	40,000	1,128
Sprint Nextel Corp. *	1,203,057	3,561
Telephone & Data Systems, Inc.	48,301	1,431
tw telecom, Inc. *	27,500	347
United States Cellular Corp. *	1,400	51
Verizon Communications, Inc.	1,178,437	34,870
Windstream Corp.	180,848	1,743

		124,174

Transportation 2.0%
AMR Corp. *	100,651	543
Burlington Northern Santa Fe Corp.	113,081	8,517
C.H. Robinson Worldwide, Inc.	73,448	4,048
Con-way, Inc.	21,608	713
Continental Airlines, Inc., Class B *	45,400	522
CSX Corp.	166,442	7,021
Delta Air Lines, Inc. *	260,000	1,856
Expeditors International of Washington, Inc.	84,098	2,710
FedEx Corp.	133,028	9,670
Heartland Express, Inc.	2,550	35
Hertz Global Holdings, Inc. *	15,600	145
J.B. Hunt Transport Services, Inc.	20,591	619
JetBlue Airways Corp. *	55,000	273
Kansas City Southern *	33,000	800
Kirby Corp. *	19,000	642
Landstar System, Inc.	26,030	917
Norfolk Southern Corp.	158,706	7,399
Ryder System, Inc.	28,064	1,138
Southwest Airlines Co.	329,088	2,764
UAL Corp. *	17,267	112
Union Pacific Corp.	210,582	11,611
United Parcel Service, Inc., Class B	412,375	22,136
UTI Worldwide, Inc.	4,800	60

		84,251

Utilities 3.9%
AGL Resources, Inc.	34,400	1,203
Allegheny Energy, Inc.	75,253	1,717
Alliant Energy Corp.	50,900	1,352
Ameren Corp.	81,485	1,983
American Electric Power Co., Inc.	175,931	5,317
American Water Works Co., Inc.	12,500	237
Amerigas Partners L.P.	4,400	162
Aqua America, Inc.	43,134	666
Atmos Energy Corp.	32,818	914
Calpine Corp. *	180,000	2,023
CenterPoint Energy, Inc.	148,411	1,870
Cleco Corp.	20,000	495
CMS Energy Corp.	83,533	1,111
Consolidated Edison, Inc.	115,406	4,695
Constellation Energy Group, Inc.	78,441	2,425
Dominion Resources, Inc.	245,508	8,369
DPL, Inc.	50,061	1,269
DTE Energy Co.	72,997	2,699
Duke Energy Corp.	534,793	8,460
Dynegy, Inc., Class A *	45,199	90
Edison International	137,354	4,371
Energen Corp.	33,196	1,457
Entergy Corp.	80,522	6,178
EQT Corp.	56,400	2,361
Exelon Corp.	272,456	12,795
FirstEnergy Corp.	127,970	5,539
FPL Group, Inc.	170,508	8,372
Great Plains Energy, Inc.	39,000	675
Hawaiian Electric Industries, Inc.	37,748	674
IDACORP, Inc.	9,500	267
Integrys Energy Group, Inc.	34,155	1,182
ITC Holdings Corp.	17,000	755
MDU Resources Group, Inc.	83,917	1,741
Mirant Corp. *	65,902	921
National Fuel Gas Co.	27,047	1,226
New Jersey Resources Corp.	5,400	190
Nicor, Inc.	18,000	667
NiSource, Inc.	126,980	1,641
Northeast Utilities	71,514	1,648
NRG Energy, Inc. *	102,930	2,366
NSTAR	49,512	1,532
NV Energy, Inc.	100,000	1,146
OGE Energy Corp.	29,180	969
ONEOK, Inc.	48,062	1,740
Ormat Technologies, Inc.	1,500	57
Pepco Holdings, Inc.	89,174	1,331
PG&E Corp.	154,337	6,311
Piedmont Natural Gas Co., Inc.	27,000	629
Pinnacle West Capital Corp.	36,487	1,143
PPL Corp.	160,961	4,739
Progress Energy, Inc.	119,185	4,473
Public Service Enterprise Group, Inc.	211,872	6,314
Questar Corp.	77,720	3,096
RRI Energy, Inc. *	145,397	766
SCANA Corp.	54,031	1,828
Sempra Energy	102,678	5,283
Southern Co.	324,518	10,122
Spectra Energy Partners L.P.	1,200	31
TECO Energy, Inc.	62,117	891
The AES Corp. *	282,702	3,695

See financial notes.   11

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
UGI Corp.	41,148	983
Vectren Corp.	28,000	631
Westar Energy, Inc.	36,000	689
WGL Holdings, Inc.	11,600	383
Wisconsin Energy Corp.	51,618	2,254
Xcel Energy, Inc.	189,009	3,565

		166,684

Total Common Stock (Cost $2,417,667)		4,257,168

Other Investment Company 0.4% of net assets

Money Funds 0.4%
State Street Institutional Liquid Reserves Fund — Institutional Class	14,863,365	14,863

Total Other Investment Company (Cost $14,863)		14,863

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
0.08%, 12/17/09 (c)	570	570
0.05%, 12/17/09 (c)	630	630
U.S. Treasury Bills 0.13%, 12/17/09 (c)	900	900

Total Short-Term Investments (Cost $2,100)		2,100

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Security Lending Prime Portfolio	3,064,186	3,064

Total Collateral Invested for Securities on Loan (Cost $3,064)		3,064

End of Collateral Invested for Securities on Loan
(All dollar amounts are x 1,000)
At 10/31/09 tax basis cost of the fund’s investments was $2,408,807 and the unrealized appreciation and depreciation were $2,107,015 and ($241,691), respectively, with a net unrealized appreciation of $1,865,324.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security is held as collateral for open futures contracts.
REIT – Real Estate Investment Trust
In addition to the above, the fund held the following at 10/31/09.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/18/09	300	15,495	(613)

12   See financial notes.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab 1000 Index Fund
We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Schwab 1000 Index Fund (the “Fund”) as of October 31, 2009, and for the year then ended and have issued our unqualified report thereon dated December 16, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included the audit of the Fund’s portfolio holdings (the “Portfolio”) as of October 31, 2009 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit.
In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, present fairly, in all material respects, the information set forth therein.
PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2009

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randy W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments
By: /s/ Randall W. Merk
      Randall W. Merk
      Chief Executive Officer
Date: 12/17/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Randall W. Merk
      Randall W. Merk
      Chief Executive Officer
Date: 12/17/2009
By: /s/ George Pereira
      George Pereira
      Principal Financial Officer
Date: 12/17/2009